Registration No. 2-49887
                                                       File No. 811-2454

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /

     PRE-EFFECTIVE AMENDMENT NO. __                                     /   /


     POST-EFFECTIVE AMENDMENT NO. 57                                   / X /


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       / X /


     AMENDMENT N0. 26                                                / X /


                       OPPENHEIMER MONEY MARKET FUND, INC.
      -------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                3410 South Galena Street, Denver, Colorado 80231
      -------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (303) 671-3200
      -------------------------------------------------------------------
                         (Registrant's Telephone Number)

                             ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
      -------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

   /   /  Immediately upon filing pursuant to paragraph (b)


   / X /  On November 21, 1996, pursuant to paragraph (b)

   /   /  On _________________, pursuant to paragraph (a)(1)

   /   /  75 days after filing pursuant to paragraph (a)(2)

   /   /  60 days after filing pursuant to paragraph (a)(1)

   /   /  On _________, pursuant to paragraph (a)(2) of
          Rule 485


-------------------------------------------------------------------
The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended July 31, 1996 was filed on September 26, 1996.

                                    FORM N-1A

                       OPPENHEIMER MONEY MARKET FUND, INC.

                              Cross Reference Sheet
                              ---------------------


Part A of
Form N-1A
Item No.    Prospectus Heading
---------   ------------------
1          Front Cover Page
2          About the Fund - Expenses; A Brief Overview of the Fund
3          Financial Highlights; Performance of the Fund
4 Front Cover Page; How the Fund is Managed -- Organization and History; Investment Objective and Policies
5          How the Fund is Managed; Back Cover; Expenses
6          How the Fund is Managed -- Organization and History; The Manager
            and Its Affiliates - The  Transfer Agent; Dividends,Capital
            Gains and Taxes
7         Shareholder Account Rules and Policies; How to Buy Shares;
            Special Investor Services; How to Sell Shares; How to
            Exchange Shares; Back Cover
8          How to Sell Shares; Special Investor Services
9          *

Part B of
Form N-1A
Item No.    Statement of Additional Information Heading
---------   -------------------------------------------
10          Cover Page
11          Cover Page
12          *
13          Investment Objective and Policies; Other Investment Techniques
            and Strategies; Other Investment Restrictions
14          How the Fund is Managed - Directors and Officers of the Fund
15          How the Fund is Managed - Major Shareholders
16          How the Fund is Managed - The Manager and Its Affiliates
17          How the Fund is Managed - The Manager and Its Affiliates
18          *
19          About Your Account - How to Buy Shares; How to Sell
            Shares; How to Exchange Shares
20          Dividends and Taxes
21          How the Fund is Managed - The Distributor
22          Performance of the Fund
23          Financial Information About the Fund - Financial Statements
-------------------
* Not applicable or negative answer.

OPPENHEIMER
Money Market Fund, Inc.


Prospectus dated November 21, 1996

Oppenheimer Money Market Fund, Inc. is a no-load "money market" mutual fund that seeks the maximum current income that is consistent with stability of principal. The Fund seeks to achieve this objective by investing in "money market" securities meeting specific credit quality standards.


         An investment in the Fund is neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do so.


         This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the November 21, 1996 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).




                                                      (OppenheimerFunds logo)


Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

                  ABOUT THE FUND

 4                Expenses

 5                Brief Overview of the Fund

 7                Financial Highlights

10                Investment Objective and Policies

14                How the Fund is Managed

16                Performance of the Fund


                  ABOUT YOUR ACCOUNT

16                How to Buy Shares

18                Special Investor Services
                  AccountLink
                  Automatic Withdrawal and Exchange Plans
                  Reinvestment Privilege
                  Retirement Plans


20                How to Sell Shares
                  By Mail
                  By Telephone
                  By Wire
                  By Check Writing


22                How to Exchange Shares

24                Shareholder Account Rules and Policies


25                Dividends, Capital Gains and Taxes

ABOUT THE FUND

Expenses


The Fund pays a variety of expenses directly for management of its assets, administration and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders pay those expenses indirectly. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The calculations below are based on the Fund's expenses during its fiscal period from January 1, 1996 to July 31, 1996.

         o Shareholder Transaction Expenses are charges you pay when you buy or sell shares of a mutual fund. There are no sales charges assessed when you buy shares of the Fund. Please refer to "About Your Account" starting on page 16 for more information.



Maximum Sales Charge on Purchases              None
---------------------------------------------------
Sales Charge on Reinvested Dividends           None
---------------------------------------------------
Redemption Fees                                None(1)
---------------------------------------------------
Exchange Fee                                   None


-------------
(1) There is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemptions paid by check or by ACH transfer through AccountLink, or for which check writing privileges are used (see "How to Sell Shares").

         o Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed" below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal and other expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

Annual Fund Operating Expenses (as a percentage of average net assets)


Management Fees                               0.44%
---------------------------------------------------
12b-1 Distribution Plan Fees                  None
---------------------------------------------------
Other Expenses                                0.40%
---------------------------------------------------
Total Fund Operating Expenses                 0.84%

         The numbers in the chart above are based on the Fund's expenses in the fiscal period of January 1, 1996 to July 31, 1996. These amounts are shown as a percentage of the average net assets of the Fund for that period. The actual expenses in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual value of the Fund's assets.


         o Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in shares of the Fund, and the Fund's annual return is 5%, and that its operating expenses are the ones shown in the Annual Fund Operating Expenses chart above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of each period shown:


                  1 year            3 years          5 years           10 years
                  ------            -------          -------           --------
                  $9                $27              $47               $104

         These examples show the effect of expenses on an investment in the Fund, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.


A Brief Overview Of The Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the

Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

         o What Is the Fund's Investment Objective? The Fund's objective is to seek the maximum current income that is consistent with stability of principal.


         o What Does the Fund Invest In? The Fund invests in high-quality money market securities. These are short-term highly liquid securities that meet specific credit quality standards under the Investment Company Act of 1940 (the "Investment Company Act"). Because of their large denominations, money market investments are generally unavailable to the smaller investor. The money market securities the Fund invests in may include U.S. Government securities, repurchase agreements, certificates of deposit and high quality commercial paper issued by companies. These and other types of money market securities are described in "Investment Objective and Policies" starting on page 10.

         o Who Manages the Fund? The Fund's investment advisor (the "Manager") is OppenheimerFunds, Inc., which (including a subsidiary) manages investment company portfolios having over $55 billion in assets at September 30, 1996. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund's portfolio manager, who is employed by the Manager and who is primarily responsible for the selection of the Fund's securities, is Carol E. Wolf. The Fund's Board of Directors, elected by shareholders, oversees the Manager and the portfolio manager. Please refer to "How the Fund is Managed," starting on page 14 for more information about the Manager and its fees.


         o How Risky Is the Fund? All investments carry risks to some degree. Money market funds in general are relatively conservative investments. The Fund attempts to maintain a stable share price of $1.00, but there is no guarantee it will do so. While money market securities are debt securities that may be affected by changes in interest rates, because of their short maturity and liquidity, their prices are less sensitive to interest rate changes than longer-term debt securities. Fluctuations in value of the Fund's securities will not generally result in gains or losses to the Fund since the Fund usually holds securities to their maturity. While the Fund is a conservative investment for those seeking income, liquidity and stability of principal, it is important to note that the Fund's shares are not guaranteed by the U.S. Government or insured by the F.D.I.C. Please refer to "Investment Objective and Policies" starting on page 10 for a more complete discussion of the Fund's investment risks.

         o How Can I Buy  Shares?  You can buy  shares  through  your  dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using Federal Funds wires or an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" starting on page 16 for more details.

         o Will I Pay a Sales Charge to Buy Shares? No. Shares of the Fund are sold at their net asset value, without sales charge.
Normally, the net asset value is $1.00 per share. There can be no assurance that the Fund's net asset value will not vary.

         o How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer or by writing a check against your Fund account, or by wire to a previously designated bank account. Please refer to "How to Sell Shares" starting on page
20. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" starting on page 22.


         o How Has the Fund Performed? The Fund measures its performance by quoting its "yield" and "compounded effective yield," which measure historical performance. Those yields can be compared to the yields of other money market funds. Please remember that past performance does not guarantee future results.

Financial Highlights


The table on the following pages presents selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal period from January 1, 1996 to July 31, 1996, is included in the Statement of Additional Information.


                                            --------------------------------------------------------------------------------------
                                            FINANCIAL HIGHLIGHTS


                                            SEVEN MONTHS
                                            ENDED
                                            JULY 31,      YEAR ENDED DECEMBER 31,
                                            1996(1)       1995       1994       1993       1992       1991       1990       1989
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning
of period                                    $1.00        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income and net
realized gain (loss)                           .03          .05        .04        .03        .03        .06        .08        .08
Dividends and distributions to
shareholders                                  (.03)        (.05)      (.04)      (.03)      (.03)      (.06)      (.08)      (.08)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $1.00        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)         2.80%         5.40%      3.76%      2.71%      3.47%      5.87%      7.99%      8.88%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)     $1,102        $818       $929       $611       $692       $ 899      $1,082     $940
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)            $  901        $855       $804       $653       $811       $1,003     $1,033     $873
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                       4.68%(3)      5.19%      3.79%      2.65%      3.42%      5.66%      7.66%      8.55%
Expenses                                    0.84%(3)      0.90%      0.82%      0.87%      0.88%      0.77%      0.74%      0.78%


                                            ----------------------------
                                            FINANCIAL HIGHLIGHTS




                                            YEAR ENDED DECEMBER 31,
                                            1988       1987       1986
------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning
of period                                   $1.00       $1.00     $1.00
------------------------------------------------------------------------
Income from investment operations:
Net investment income and net
realized gain (loss)                          .07         .06       .06
Dividends and distributions to
shareholders                                 (.07)       (.06)     (.06)
------------------------------------------------------------------------
Net asset value, end of period              $1.00       $1.00     $1.00
                                            ============================

------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)         7.14%       6.38%     6.35%
------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)     $794        $718      $744
------------------------------------------------------------------------
Average net assets (in millions)            $713        $620      $752
------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                      6.98%       6.04%     6.12%
Expenses                                   0.80%       0.86%     0.77%

1.  The Fund changed its fiscal year end from December 31 to July 31.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3.  Annualized.

Investment Objective and Policies


Objective. The Fund seeks the maximum current income that is consistent with stability of principal.

Investment Policies and Strategies. In seeking its objective, the Fund invests in short-term money market securities meeting quality standards consistent with Rule 2a-7 under the Investment Company Act. While those standards are intended to help the Fund maintain a stable share value, there can be no assurance that the Fund's net asset value will not vary from $1.00 per share or that the Fund will achieve its investment objective.


         o Money Market Securities in Which the Fund Invests. The following is a brief description of the types of money market securities in which the Fund may invest:

         o U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. These may include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. Other U.S. Government Securities are supported by the full faith and credit of the United States, such as pass-through certificates issued by the Government National Mortgage Association. Others may be supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal Home Loan Banks. Others may be supported only by the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.


         o Bank Obligations and Instruments Secured Thereby. These include time deposits, certificates of deposit and bankers' acceptances. They must be obligations of a domestic bank with total assets of at least $1 billion or U.S. dollar-denominated obligations of a foreign bank with total assets of at least U.S. $1 billion. The Fund may also invest in instruments secured by these types of bank obligations, such as separately-issued bank debt which is guaranteed by the bank. The term "bank" includes commercial banks, savings banks, and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation ("FDIC"). The term "foreign bank" includes foreign branches of U.S. banks ( which may be issuers of "Eurodollar" money market instruments), U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), and foreign branches of foreign banks.

         o Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company. The Fund's purchase of commercial paper is limited to an issuer's direct obligations that at the time of the Fund's purchase of them are Eligible Securities (defined below). They also must be rated by at least one Rating Organization (defined below) in one of the two highest rating categories for short-term debt securities. They may also be an issuer's unrated securities judged by the Manager to be comparable to these other types of rated securities.



         o Corporate Obligations. The Fund may invest in corporate debt obligations, other than commercial paper, that at the time of the Fund's purchase of the obligations are Eligible Securities that are rated by at least one Rating Organization in one of the two highest rating categories for short-term debt securities. They may include comparable unrated securities.

         o Other Money Market Obligations. The Fund may invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a domestic bank having total assets in excess of $500 million or by a corporation whose commercial paper may be purchased by the Fund.

         o Board-Approved Money Market Instruments. These are U.S. dollar-denominated short-term investments that the Fund's Board of Directors determines present minimal credit risks and which are of "high quality" as determined by any Rating Organization. They may also include an instrument that is not rated, if the Board determines that it is of comparable quality to an instrument that is an "Eligible Security." This determination is made in light of the restrictions imposed by Rule 2a-7, described below. Currently, Board-approved instruments in which the Fund may invest include dollar-denominated obligations of foreign banks payable in the U.S. or in London, England, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements (subject to restrictions adopted by the Board). The Board may change its restrictions as to these investments from time to time.


         o Portfolio Quality and Diversification. Under Rule 2a-7 of the Investment Company Act, the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under the Rule, the Fund may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities."

         An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" (as defined in the Rule) (these are referred to as "Rating Organizations"), or, if only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager to be of comparable quality to "Eligible Securities" rated by Rating Organizations may also be an "Eligible Security."

         Rule 2a-7 permits the Fund to purchase any number of "First Tier Securities." These are Eligible Securities rated in the highest rating category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating Organization has rated a particular security, by that Rating Organization. Comparable unrated securities may also be First Tier Securities. Under Rule 2a-7, the Fund may invest only up to 5% of its assets in "Second Tier Securities," which are Eligible Securities that are not "First Tier Securities."

     In addition to the overall 5% limit on Second Tier Securities, the Fund may not invest more than (i) 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or
(ii) 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer. The Fund's Board of Directors must approve or ratify the purchase of Eligible Securities that are unrated or are rated by only one Rating Organization. Additionally, under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

     Appendix A of the Statement of Additional Information contains descriptions of the rating categories of Rating Organizations.
Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above. Subsequent downgrades in ratings may require the Manager to reassess the credit risks presented by a security and may require its sale. The rating restrictions described in this Prospectus do not apply to banks in which the Fund's cash is kept.

         o Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment polices. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

         Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Directors may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.


Other Investment Techniques and Strategies. The Fund may also use the investment techniques and strategies described below. These techniques involve investment risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.


         o Floating Rate/Variable Rate Notes. The Fund may purchase notes with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market index for such investments, such as the prime rate of a bank. If the maturity of these notes is greater than 397 days, they may be purchased if they have a demand feature permitting the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days.

         o  Obligations of Foreign Banks and Foreign Branches of U.S.
Banks. Because the Fund may invest in U.S. dollar-denominated securities of (1) foreign banks that are payable in the U.S. or in London, England and (2) foreign branches of U.S. banks, the Fund may be subject to additional investment risks different from those incurred by an investment company that invests only in debt obligations of domestic branches of U.S. banks. These risks may include future political and economic developments in the country in which the bank or branch is located, possible imposition of withholding taxes on interest income payable on the securities, possible seizure or nationalization of foreign deposits, the possible establishment of exchange control regulations or the adoption of other governmental restrictions that might affect the payment of principal and interest on those securities. Additionally, not all U.S. and state banking laws and regulations applicable to domestic banks (relating to maintenance of reserves, loan limits and financial soundness) apply to foreign branches of domestic banks, and none of those regulations apply to foreign banks.

         o Bank Loan Participation Agreements. Subject to the provisions of Rule 2a-7 and the Fund's limitation on "illiquid securities" below, the Fund may invest in bank loan participation agreements that provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. The Fund looks to the creditworthiness of the borrower obligated to make principal and interest payments on the loan.

         o Asset-Backed Securities. The Fund may invest in asset- backed securities, which are fractional interests in pools of consumer loans and other trade receivables. They are issued by trusts and special purpose corporations. They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the Fund.

         These securities are frequently supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement generally applies to only a fraction of the security's value. The Fund's investment in those securities is subject to Rule 2a-7, as described above. A risk of these securities is that the issuer of the security may have no security interest in the related collateral.


         o Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.


         o Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity.


Other Investment Restrictions. The Fund has other investment restrictions which are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:

         o invest more than 5% of its total assets in securities of any issuer (except the U.S. Government or its agencies or instrumentalities);

         o concentrate investments in any particular industry; therefore the Fund will not purchase the securities of companies in any one industry if more than 25% of the value of the Fund's total assets would consist of securities of companies in that industry; except for obligations of foreign branches of domestic banks, or obligations issued or guaranteed by foreign banks, the investments set forth in "U.S. Government Securities" and "Bank Obligations" under "Investment Objective and Policies" are not included in this limitation;

         o make loans, except through the purchase of the types of debt securities listed under "Investment Objective and Policies" or through repurchase agreements; the Fund may also lend securities as described under "Loans of Portfolio Securities" in the Statement of Additional Information;


         o borrow money in excess of 5% of the value of its total assets; the Fund may borrow only as a temporary measure for extraordinary or emergency purposes and no assets of the Fund may be pledged, mortgaged or assigned to secure a debt; and

         o invest more than 5% of the value of its total assets in securities of companies that have operated less than three years, including the operations of predecessors.


         Unless the Prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Other Investment Restrictions" in the Statement of Additional Information.


How the Fund is Managed

Organization and History. The Fund was incorporated in Maryland in 1973. The Fund is a diversified, open-end management investment company.

         The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Directors and Officers of the Fund" in the Statement of Additional Information names the Directors and provides more information about them and the officers of the Fund. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The
Manager carries out its duties, subject to the policies established by the Board of Directors, under an Investment Advisory Agreement that states the Manager's responsibilities. The agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


         The Manager has operated as an investment advisor since 1959. The Manager (including a subsidiary) currently manages investment companies, including other Oppenheimer funds, with assets of more than $55 billion as of September 30, 1996, held in over 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

         o Portfolio Manager. The Manager has designated Carol Wolf as the Portfolio Manager of the Fund. She has been the person principally responsible for the day to day management of the Fund's portfolio since November, 1988. Ms. Wolf is also an officer of Centennial Asset Management Corporation, an investment advisor subsidiary of the Manager, and is an officer and portfolio manager of other Oppenheimer funds.

         o Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fees, which decline on additional assets as the Fund grows: 0.45% of the first $500 million of aggregate net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of net assets in excess of $1.5 billion. The Fund's management fee for the fiscal period from January 1, 1996 to July 31, 1996 was 0.44% of the Fund's average annual net assets.


         The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders, but are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

         o The Distributor. The Fund's shares are sold through dealers and brokers that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds, and is sub-distributor for funds managed by a subsidiary of the Manager.

         o The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund and the other Oppenheimer funds on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown below in this Prospectus and on the back cover.

Performance of the Fund


Explanation of Performance Terminology. The Fund uses the terms
"yield" and "compounded effective yield" to illustrate its performance. This performance information may be useful to help you see how well your investment has done and to compare it to other money market funds.


         It is important to understand that the Fund's yields represent past performance and should not be considered to be predictions of future performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, and expenses. More detailed information about how yields are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance.


         o Yield. The "yield" of the Fund is the income generated by an investment in the Fund over a seven-day period, which is then "annualized." In annualizing, the amount of income generated by the investment during that seven days is assumed to be generated each week over a 52-week period, and is shown as a percentage of the investment.

         o Compounded Effective Yield. The "compounded effective yield" is calculated similarly, but the annualized income earned by an investment in the Fund is assumed to be reinvested in additional shares. The "compounded effective yield" will be slightly higher than the yield because of the effect of the assumed reinvestment.

ABOUT YOUR ACCOUNT

How to Buy Shares

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

         o With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.


         o Under pension, profit-sharing, 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.


         o There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.


         o How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase and redemption orders.


         o Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.


         o Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss our investment first with a financial advisor to be sure it is appropriate for you.

         o Payment by Check. If payment is made by check in U.S. dollars drawn on a U.S. bank, dividends will begin to accrue on the next regular business day after the purchase order is accepted by the Distributor.
         o Payment by Federal Funds Wire. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and to receive further instructions.

         o Guaranteed Payment. Broker-dealers that have sales agreements with the Distributor may place purchase orders for shares on a regular business day with the Distributor before the close of The New York Stock Exchange, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean New York time).The order will be effected that day if the broker-dealer guarantees that the Fund's custodian bank will receive Federal Funds to pay for the purchase by 2:00 P.M. on the next regular business day. Dividends will begin to accrue on shares purchased in this way on the regular business day the Federal Funds are received by the required time.


         o Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, or to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions to your bank account.

         Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the Application or dealer settlement instructions used to establish your account. Please refer to "AccountLink," below for more details.

         o  Asset Builder Plans. You may purchase shares of the Fund
(and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.


         o At What Price Are Shares Sold? The Fund's shares may be purchased at net asset value without sales charge. The net asset value will remain fixed at $1.00 per share, except under extraordinary circumstances. There can be no guarantee that the Fund will maintain a stable net asset value of $1.00 per share.


         In most cases, to enable you to receive that day's offering price the Distributor must receive your order by the time of day The New York Stock Exchange closes. The net asset value is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day"). If you buy shares through a dealer, unless your dealer uses the "guaranteed payment" procedure described above, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit your order and payment to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor may reject any purchase order for the Fund's shares, in its sole discretion.


Special Investor Services


AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.


         AccountLink privileges should be requested on The Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature- guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

         o Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

         o PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.
         o Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.
         o Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer fund account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.
         o Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis:

         o Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account by AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

         o Automatic Exchange Plans. You can authorize the Transfer Agent automatically to exchange an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer fund account is $25. These exchanges are subject to the terms of the exchange privilege, described in "How To Exchange Shares," below.


Reinvestment Privilege. If you redeem some or all of your Fund shares that were purchased by reinvesting dividends or by exchanging shares from another Oppenheimer fund account on which you already paid a sales charge, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of other Oppenheimer funds without paying a sales charge. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

         o Individual Retirement Accounts including rollover IRAs, for individuals and their spouses
         o 403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

     o SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment

      o Pension and Profit-Sharing Plans for self-employed persons and other employers
         o  401(k) Prototype Retirement Plans for businesses

         Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent.

The Fund offers you a number of ways to sell your shares: in writing, by using the Fund's check writing privilege, by wire or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

         o Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

         o Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

         o You wish to redeem more than $50,000 worth of shares and receive a check
         o A redemption check is not payable to all shareholders listed on the account statement
         o A redemption check is not sent to the address of record on your statement
         o Shares are being transferred to a Fund account with a different owner or name
         o Shares are redeemed by someone other than the owners (such as an Executor)

         o Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:

         o  Your name
         o  The Fund's name
         o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling, o The signatures of all registered owners exactly as the account is registered, and
         o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217

Send courier or Express Mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231


Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan or under a share certificate by telephone.


         o  To redeem shares through a service representative, call
1-800-852-8457
         o  To redeem shares automatically on PhoneLink, call 1-800-
533-3310

         Whichever method you use, you may have a check sent to the address on the account statement or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

         o Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

         o Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH wire to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be wired.


Selling Shares by Wire. You may request that redemption proceeds of $2,500 or more be wired in Federal Funds to a previously designated account at a commercial bank that is a member of the Federal Reserve wire system. There is a $10 fee for each wire. To place a wire redemption request, call the Transfer Agent at 1-800- 852-8457.


Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.


Check Writing. To be able to write checks against your Fund account, you may request that privilege on your account Application or you can contact the Transfer Agent for signature cards, which must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner.

         o Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or custodian.
       o Check writing privileges are not available for accounts holding shares subject to a contingent deferred sales charge.
         o  Checks must be written for at least $100.
         o Checks cannot be paid if they are written for more than your account value.
         o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
         o Don't use your checks if you changed your Fund account number.


         The Fund will  charge a $10 fee for any check that is not paid  because
(1) the owners of the account told the Fund not to pay the check, or (2) the check was for more than the account balance, or (3) the check did not have the proper signatures, or (4) the check was written for less than $100.


How to Exchange Shares


Shares of the Fund may be exchanged for Class A shares of other Oppenheimer funds. When Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, a Class A contingent deferred sales charge may be deducted from the proceeds. That sales charge will be equal to 1.0% of either (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the shares, whichever is less. However, the Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge. Fund shares purchased by reinvesting dividends or by exchange of shares from other Oppenheimer fund accounts on which you paid a sales charge may be exchanged at net asset value per share at the time of exchange, without sales charge. However, when you exchange other shares of the Fund for shares of Oppenheimer funds that have a sales charge, you will be subject to that charge. To exchange shares, you must meet several conditions:


         o Shares of the fund selected for exchange must be available for sale in your state of residence
         o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
         o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day
         o You must meet the minimum purchase requirements for the fund you purchase by exchange
         o Before exchanging into a fund, you should obtain and read its prospectus


         Shares of a particular class of an Oppenheimer fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.


         Exchanges may be requested in writing or by telephone:

         o  Written Exchange Requests. Submit an OppenheimerFunds
Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell
Shares."

         o Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800- 852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.


         You can find a list of Oppenheimer funds currently available for exchange in the Statement of Additional Information or by calling a service representative at 1-800-525-7048. That list can change from time to time. For tax purposes, exchanges of shares involve a redemption of the shares of the fund you own and a purchase of shares of the other fund.


         There are certain exchange policies you should be aware of:

         o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to the Fund.

         o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
         o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.
         o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies


         o Net Asset Value Per Share of the Fund will normally be maintained at $1.00, except under extraordinary circumstances (see "Determination of Net Asset Value Per Share" in the Statement of Additional Information for further information).


         o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

         o Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

         o The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

         o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

         o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

         o Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange to have your bank provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

         o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue
Service regulations on tax reporting of income.

         o The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. The Fund will charge a $10 transaction fee for sending redemption proceeds by Federal Funds wire.

         o To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund declares dividends from net investment income and pays those dividends to shareholders monthly as of a date selected by the Board of Directors. To effect its policy of maintaining a net asset value of $1.00 per share, under certain circumstances, the Fund may withhold dividends or make distributions from capital or capital gains. The Fund intends to be as fully invested as practicable to maximize its yield. Therefore, dividends will accrue on newly-purchased shares only after the purchase order is accepted by the Distributor, as described in "How to Buy Shares."


Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. Because the Fund normally holds its investments to maturity, normally the Fund will not pay any capital gains distributions.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For
OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

         o Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.
         o Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.
         o Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.
         o  Reinvest Your Distributions in Another Oppenheimer Fund

Account. You can reinvest all distributions in another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

         o Taxes on Transactions. Share redemptions, including redemptions for exchanges, are subject to capital gains tax. A capital gain or loss is the difference, if any, between the price you paid for the shares and the price you received when you sold them. Because the Fund's share price will normally remain fixed at $1.00 per share, it is unlikely under normal circumstances that you will realize a capital gain or loss on selling your shares (but there can be no assurance that the Fund's share price will not vary).

         o Returns of Capital. In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

         This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Oppenheimer Money Market Fund, Inc.
3410 South Galena Street
Denver, Colorado 80231

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon Altman Butowsky Weitzen
  Shalov & Wein
114 West 47th Street
New York, New York 10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such offer in such state.

Oppenheimer Money Market Fund, Inc.

3410 South Galena Street, Denver, Colorado 80231
1-800-525-7048


Statement of Additional Information dated November 21, 1996

         This Statement of Additional Information of Oppenheimer Money Market Fund, Inc. is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 21, 1996. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                         Page
About the Fund
Investment Objective and Policies.........................................  2
     Investment Policies and Strategies...................................  2
     Other Investment Techniques and Strategies...........................  5
     Other Investment Restrictions........................................  6
How the Fund is Managed ..................................................  7
     Organization and History.............................................  7
     Directors and Officers of the Fund...................................  7
     The Manager and Its Affiliates....................................... 13
Performance of the Fund................................................... 15

About Your Account
How To Buy Shares......................................................... 16
How To Sell Shares.......................................................  19
How To Exchange Shares...................................................  23
Dividends and Taxes......................................................  24
Additional Information About the Fund....................................  25

Financial Information About the Fund
Independent Auditors' Report.............................................. 26
Financial Statements...................................................... 27

Appendices
Appendix A: Description of Securities Ratings............................. A-1
Appendix B: Industry Classifications...................................... B-1

ABOUT THE FUND

Investment Objective and Policies

Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectus.


         The Fund's objective is to seek the maximum current income that is consistent with stability of principal. The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, should interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, the Fund may realize a capital gain or loss.


         o Ratings of Securities. The prospectus describes "Eligible Securities" in which the Fund may invest and indicates that if a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, OppenheimerFunds, Inc. (the "Manager") will promptly reassess whether the security continues to present "minimal credit risk." If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Board of Directors shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it; but if the Fund disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security. The Rating Organizations currently designated as such by the Securities and Exchange Commission are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate, IBCA, Inc., and Thomson BankWatch, Inc. A discussion of the ratings categories of those Rating Organizations is contained in Appendix A to this Statement of Additional Information.

         o U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and include Treasury Bills

(which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business
Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

         Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

         Among the U.S. Government Securities that may be purchased by the Fund are "mortgage-backed securities" of Fannie Mae, Government National Mortgage Association (" Ginnie Mae") and the Federal Home Loan Mortgage Association ("Freddie Mac"). These mortgage-backed securities include "pass-through" securities and "participation certificates"; both types of securities are similar, in that they represent pools of mortgages that are assembled by a vendor who sells interests in the pool. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interests in the pool. Another type of mortgage-backed securities is the "collateralized mortgage obligation," which is similar to a conventional bond and is secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are backed by the credit of the instrumentality, and not by the full faith and credit of the United States.

         o Time Deposits. The Fund may invest in fixed time deposits, which are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, the Fund's investment in time deposits that are subject to penalties (other than time deposits maturing in less than 7 days) is subject to the 10% investment limitation for investing in illiquid securities, set forth in "Investment Objective and Policies" in the Prospectus.

         o Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Fund may invest in obligations that are not rated only if the Manager determines at the time of investment that the obligations are of comparable quality to the other obligations in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio on an ongoing basis.

         o Insured Bank Obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of banks and savings and loan associations (collectively referred to as "banks") up to $100,000 per investor. Within the limits set forth in the Prospectus, the Fund may purchase bank obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of that $100,000 will not be insured.


         o Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in "Investment Objective and Policies" in the Prospectus as to investments in illiquid securities, and to the provisions of Rule 2a-7 of the Investment Company Act of 1940 ("Investment Company Act"). Participation agreements provide the Fund an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the Fund's participation interest bears to the total principal amount of the loan. Under this type of arrangement, the issuing bank may have no obligation to the Fund other than to pay principal and interest on the loan if and when received by the bank. Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.


o Asset-Backed Securities. These securities, issued by trusts and special purpose corporations, are backed by pools of assets, primarily automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.


Other Investment Techniques and Strategies

         o Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. An "approved vendor" may be a U.S. commercial bank, the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities, which must meet the credit requirements set forth by the Fund's Board of Directors from time to time. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         o Loans of Portfolio Securities. To attempt to increase its income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund must receive collateral for such loans, which are limited to no more than 10% of the value of the Fund's total assets and are subject to other conditions described herein. There are some risks in lending securities. The Fund could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities. The Fund presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets.

         Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders', custodian, administrative or other fees the Fund pays in connection with the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Directors. The Fund will not lend its portfolio securities to any officer, Director, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days notice or in time to vote on any important matter.


         o Illiquid and Restricted Securities. Illiquid securities in which the Fund may invest include issues which only may be redeemed by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable. Restricted securities that are not illiquid in which the Fund may invest, include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are not related to current transactions of the issuer and therefore are not exempt from registration as commercial paper.

Other Investment Restrictions

The Fund's most significant investment restrictions are set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (1) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares.

         Under these additional restrictions, the Fund cannot:

         (1) invest in commodities or commodity contracts or invest in interests in oil, gas, or other mineral exploration or mineral development programs;

         (2) invest in real estate (however, the Fund may purchase commercial paper issued by companies which invest in real estate or interests therein);

         (3) purchase securities on margin or make short sales of securities;

         (4) invest in or hold securities of any issuer if those officers and directors of the Fund or its advisor who beneficially own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

         (5) underwrite securities of other companies; or

         (6) invest in securities of other investment companies.

         For purposes of the Fund's policy not to concentrate in securities of issuers as described in "Other Investment Restrictions" in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Fund is Managed

Organization and History. As a Maryland corporation, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Directors or upon proper request of the shareholders. The Directors will call a meeting of shareholders to vote on the removal of a Director upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Directors receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Director, the Directors will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Directors may take such other action as set forth under Section 16(c) of the Investment Company Act.


Directors and Officers of the Fund. The Fund's Directors and officers and their principal occupations and business affiliations during the past five years are listed below. The address of each Director and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Directors are also trustees or directors of Oppenheimer Asset Allocation Fund, Oppenheimer California Municipal Fund, Oppenheimer Discovery Fund, Oppenheimer Enterprise Fund, Oppenheimer Global Emerging Growth Fund, Oppenheimer Global Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Gold & Special Minerals Fund,

Oppenheimer  Growth Fund,  Oppenheimer Fund,  Oppenheimer  International  Growth
Fund, Oppenheimer World Bond Fund, Oppenheimer Multi-Sector Income Trust, Oppenheimer Multi- State Municipal Trust, Oppenheimer New York Municipal Fund, Oppenheimer Series Funds, Inc., Oppenheimer Target Fund, Oppenheimer Municipal Bond Fund and Oppenheimer U. S. Government Trust, (the "New York-based Oppenheimer funds"). Ms. Macaskill and Messrs. Spiro, Bishop, Bowen, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of November 1, 1996, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. That statement does not include ownership of shares held of record by an employee benefit plan for employees of the Manager (two of the officers of the Fund listed below, Ms. Macaskill and Mr. Donohue, are trustees of the plan), other than the shares beneficially owned under that plan by the officers of the Fund listed below.

Leon Levy, Chairman of the Board of Directors; Age: 71
31 West 52nd Street, New York, New York 10019
         General Partner of Odyssey Partners, L.P. (investment partnership) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Director;* Age: 63
         Vice Chairman of the Manager and formerly held the following positions: Vice President and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; Executive Vice President, General Counsel and director of the Manager and the OppenheimerFunds Distributor, Inc. (the "Distributor"); Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment advisor subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager and an officer of other Oppenheimer funds.

Benjamin Lipstein, Director; Age: 73
591 Breezy Hill Road, Hillsdale, New York 12529
         Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University; a director of Sussex Publishers, Inc. (Publishers of Psychology Today and Mother Earth News) and of Spy Magazine, L.P.

Elizabeth B. Moynihan, Director; Age: 67
801 Pennsylvania Avenue, N.W., Washington, DC 20004
         Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), National Building Museum; a member of the Trustees Council, Preservation League of New York State and of the Indo- U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Director; Age: 69
6 Whittaker's Mill, Williamsburg, Virginia 23185

         A director  of  Dominion  Resources,  Inc.  (electric  utility  holding
         company),   Dominion  Energy,  Inc.  (electric  power  and  oil  &  gas producer), Enron-Dominion Cogen Corp. (cogeneration company), Kemper Corporation (insurance and financial services company), and Fidelity Life Association (mutual life insurance company);formerly President and Chief Executive Officer of The Conference Board, Inc. (international and economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Insurance Company.

Edward V. Regan, Director; Age: 66
40 Park Avenue, New York, New York 10016
         Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute Bard College; a member of the U.S. Competitiveness Policy Council; a director of GranCare, Inc. (healthcare provider); formerly New York State Comptroller and a trustee of the New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Director; Age: 64
200 Park Avenue, New York, New York 10166
         Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship, Inc. (consulting and publishing); a director of XYAN Inc. (printing), Professional Staff Limited and American Scientific Resources Inc.; a trustee of Mystic Seaport Museum, International House, Greenwich Hospital and Greenwich Historical Society.

Sidney M. Robbins, Director; Age: 84
50 Overlook Road, Ossining, New York 10562
         Chase Manhattan Professor Emeritus of Financial Institutions, Graduate School of Business, Columbia University; Visiting Professor of Finance, University of Hawaii; Emeritus Founding Director of The Korea Fund, Inc. (closed-end investment company); a member of the Board of Advisors, Olympus Private Placement Fund, L.P.; Professor Emeritus of Finance, Adelphi University.

Donald W. Spiro, Vice Chairman and Director;* Age: 70
         Chairman Emeritus and a director of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Director; Age: 84
498 Seventh Avenue, New York, New York 10018
         Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

Clayton K. Yeutter, Director; Age: 65
1325 Merrie Ridge Road, McLean, Virginia 22101
         Of Counsel to Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery), IMC Global Inc. (chemicals and animal feed) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counselor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

Bridget A.  Macaskill, President; Age 48
         President, Chief Executive Officer and a Director of the Manager; Chairman and a director of SSI and SFSI; President and a Director of OAC, HarbourView and Oppenheimer Partnership Holdings, Inc.("Partnership Holdings"), a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management Inc. ("Real Asset"); a trustee of other Oppenheimer funds; formerly an Executive Vice President of the Manager.

Carol E. Wolf, Vice President and Portfolio Manager; Age: 44
3410 South Galena Street, Denver, Colorado 80231
         Vice President of the Manager and Centennial; an officer of other Oppenheimer funds.

Andrew J. Donohue, Secretary; Age: 46
         Executive Vice President and General Counsel of the Manager and the Distributor; President and a director of Centennial; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Partnerships Holding; President and a director of Real Asset; General Counsel of OAC; Executive Vice President, Chief Legal Officer and a director of MultiSource Services Inc. (a broker-dealer) ("Multisource"); an officer of other Oppenheimer funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor, a partner in Kraft & McManimon (a law firm); an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment advisor), and a director and an officer of First Investors Family of Funds and First Investors Life Insurance Company.

George C. Bowen, Treasurer; Age: 60
3410 South Galena Street, Denver, Colorado 80231
         Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; Senior Vice President, Secretary and Treasurer of SSI; Vice President, Treasurer and Secretary of SFSI; Treasurer of OAC; Vice President and Treasurer of Real Asset; Chief Executive Officer, Treasurer and a director of MultiSource; an officer of other Oppenheimer funds.

Robert G. Zack, Assistant Secretary; Age: 48
         Senior Vice President and Associate General Counsel of the Manager; Assistant Secretary of SSI and SFSI; an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age: 38
3410 South Galena Street, Denver, Colorado 80231
         Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager, prior to which he was an Accountant for Yale & Seffinger, P.C.,(an accounting firm) and previously an Accountant and Commissions Supervisor for Stuart James Company, Inc.,(a broker-dealer).

Scott T.  Farrar, Assistant Treasurer; Age: 31
3410 South Galena Street, Denver, Colorado 80231
         Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager, prior to which he was an International Mutual Fund Supervisor for Brown Brothers Harriman & Co.,(a bank), and previously a Senior Fund Accountant for State Street Bank & Trust Company.


---------------------
* A Director who is an "interested person" of the Fund as defined in the Investment Company Act.



         o Remuneration of Directors. The officers of the Fund are affiliated with the Manager. They and the Directors of the Fund who are affiliated with the Manager (Messrs. Galli and Spiro) receive no salary or fee from the Fund. The remaining directors of the Fund received the compensation shown below from the Fund, during its fiscal period of January 1, 1996 to July 31, 1996, and from all of the New York-based Oppenheimer funds (including the Fund) for which they served as Trustee or Director. Compensation is paid for services in the positions listed below their names:



                                    Aggregate                 Retirement Benefits       Total Compensation
Name and Position                   Compensation              Accrued as Part           From All New York-
                                    From the Fund             of Fund Expenses          based Oppenheimer
                                                                                        funds (1)
Leon Levy                           $5,595                    $13,812                   $141,000
Chairman and
 Director

Benjamin Lipstein                   $3,420                    $8,444                    $86,200
  Study Committee
  Chairman, Audit
  Committee member
  and Director




                                                       -11-




Elizabeth B. Moynihan               $3,420                    $8,444                    $86,200
  Study Committee
  Member and Director

Kenneth A. Randall                  $3,111                    $7,680                    $78,400
  Audit Committee
  Chairman  and Director

Edward V. Regan                     $2,730                    $6,740                    $68,800
  Proxy Committee
  Chairman2 and
  Audit Committee
  Member and Director

Russell S. Reynolds, Jr.            $2,067                    $5,104                    $52,100
 Proxy Committee Member2
 and  Director

Sidney M. Robbins                   $4,845                    $11,961                   $122,100
  Study Committee
  Advisory Member, Audit
  Committee Advisory
  Member  and Director

Pauline Trigere                     $2,067                    $5,104                    $52,100
  Director

Clayton K. Yeutter                  $2,067                    $5,104                    $52,100
 Proxy Committee Member2
 and Director
----------------------

(1) For the 1995 calendar year (prior to the inception of the Proxy Committee) during which the New York based Oppenheimer funds listed in the first paragraph of this section included Oppenheimer Mortgage Income Fund and Oppenheimer Time Fund ( which ceased operations following the acquisition of their assets by certain other Oppenheimer funds) but excluded Oppenheimer International Growth Fund which had not yet commenced operations.

(2) Committee position held during a portion of the period shown. The Study and Audit Committees meet for all of the New York-based Oppenheimer funds and the fees are allocated among the funds by the Board.



The Fund has adopted a retirement plan that provides for payment to a retired Director of up to 80% of the average compensation paid during that Director's five years of service in which the highest compensation was received. A Director must serve in that capacity for any of the New York-based OppenheimerFunds for at least 15 years to be eligible for the maximum payment. Because each Director's retirement benefits will depend on the amount of the Director's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits. No payments have been made by the Fund as of July 31, 1996.

         o Major Shareholders. As of November 1, 1996, no person owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding shares.

The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and two of whom (Messrs. Galli and Spiro) serve as Directors of the Fund.

         o The Investment Advisory Agreement. The Investment Advisory Agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         Expenses not expressly assumed by the Manager under the Investment Advisory Agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The Investment Advisory Agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to certain Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.

         Under the Investment Advisory Agreement, the Manager guarantees that the total expenses of the Fund in any calendar year, exclusive of taxes, interest and any brokerage fees, shall not exceed, and the Manager undertakes to pay or refund to the Fund any amount by which such expenses shall exceed, the lesser of (a) 1% of the average annual net assets of the Fund, or (b) 25% of the total annual investment income of the Fund. The payment of the management fee at the end of any month will be reduced so that at no time will there be any accrued but unpaid liability under this expense limitation. During the fiscal years ended December 31, 1994 and 1995 and the fiscal period of January 1, 1996 to July 31, 1996 the Fund paid management fees of $3,540,849, $3,759,621 and $2,296,019, respectively, to the Manager pursuant to the Investment Advisory Agreement.

         The Investment Advisory Agreement provides that the Manager is not liable for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based on its own investigation and research or upon investigation and research by any other individual, firm or corporation, if such recommendation was made, and such other individual, firm or corporation was selected with due care and in good faith. However, the Manager is not excused from liability for its willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the Investment Advisory Agreement. The Investment Advisory Agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.


         o The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders, are borne by the Distributor.

         o The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

         o Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Directors. As most purchases made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Fund seeks to obtain prompt execution of orders at the most favorable net price. If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The  research  services  provided  by  brokers  broaden  the  scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

         Sales of shares of the Fund and/or the other investment companies managed by the Manager or distributed by the Distributor may, subject to applicable rules covering the Distributor's activities in this area, also be considered as a factor in the direction of transactions to dealers, but only in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Fund's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager. The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.


Performance of the Fund


         o Yield. The Fund's current yield is determined in accordance with regulations adopted under the Investment Company Act. Yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent. The compounded effective yield for a seven-day period is calculated by
(a) adding 1 to the base period return (obtained as described above), (b) raising the sum to a power equal to 365 divided by 7, and (c) subtracting 1 from the result. The Fund's "current yield" for the seven days ended July 31, 1996 , was 4.62% and its "compounded effective yield" was 4.73%.


         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. Since the calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         o Other Performance Comparisons. Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in the Fund is not insured. Its yield is not guaranteed and normally will fluctuate on a daily basis. The yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The Fund's yield is affected by portfolio quality, portfolio maturity, type of instruments held and operating expenses. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields or may vary above a stated minimum, and may be insured or guaranteed.

         From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

         From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services and may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

About Your Account

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets by the total number of shares outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.



         The Fund's Board of Directors has established procedures for the valuation of the Fund's securities, generally as follows: (i) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "ask" prices determined by a portfolio pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (ii) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "ask" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iii) money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (iv) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see
(i) and (ii) above), the security may be priced at the mean between the "bid" and "ask" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "ask" price is available).

         In the case of U.S. Government Securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Directors to price U.S. Government Securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.


AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of the Fund to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.


         There is a front-end sales charge on the purchase of certain Oppenheimer funds. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

         o The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which theDistributor acts as the distributor or the sub-Distributor and include the following:

Bond Fund Series - Oppenheimer Bond Fund for Growth
Oppenheimer Asset Allocation Fund
Oppenheimer California  Municipal Fund
Oppenheimer Champion Income Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Income Fund
Oppenheimer Fund
Oppenheimer Global Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds,  Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer Municipal Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Value Fund Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Quest Global Value Fund,  Inc.
Oppenheimer Real Asset Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Strategic Income &  Growth  Fund
Oppenheimer Strategic Income Fund
Oppenheimer Target Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund
Rochester Fund  Municipals*
Rochester Portfolio Series - Limited Term New York Municipal Fund* The New York Tax-Exempt Income Fund, Inc.


 the following "Money Market Funds":


Centennial Money Market Trust
Centennial Government Trust
Centennial America Fund, L.P.

Centennial California Tax Exempt Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
----------------------------------------------------
*Shares of the Fund  are not presently exchangeable for shares of these funds.



How to Sell Shares

Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.


Check Writing. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering check writing privileges at any time without prior notice.

         By choosing the Check Writing privilege, whether you do so by signing the Account Application or by completing a Check Writing card, the individuals signing (1) represent that they are either the registered owner(s) of the shares of the Fund, or are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s); (2) authorize the Fund, its Transfer Agent and any bank through which the Fund's drafts ("checks") are payable (the "Bank"), to pay all checks drawn on the Fund account of such person(s) and to effect a redemption of sufficient shares in that account to cover payment of such checks; (3) specifically acknowledge(s) that if you choose to permit a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from an account even if that account is registered in the names of more than one person or even if more than one authorized signature appears on the Check Writing card or the Application, as applicable; and (4) understand(s) that the Check Writing privilege may be terminated or amended at any time by the Fund and/or the Bank and neither shall incur any liability for such amendment or termination or for effecting redemptions to pay checks reasonably believed to be genuine, or for returning or not paying checks which have not been accepted for any reason.


Selling Shares by Wire. The wire of redemptions proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds- sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Director, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (I) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans may not directly request redemption of their accounts. The employer or plan administrator must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Director and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.


Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholders should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and if the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owner(s) guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice.

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans as stated below as well as in the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.


         o Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

         o Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

         The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend- reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. All of the other Oppenheimer funds offer Class A, B and C shares except Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial America Fund, L.P. and Daily Cash Accumulation Fund, Inc., which only offers Class A shares, and Oppenheimer Main Street California Tax-Exempt Fund, which only offers Class A and Class B shares. A current list of funds showing which funds offer which classes may be obtained by calling the Distributor at 1-800-525-7048.

         Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge).

         Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.


         For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds, including Rochester Fund Municipals and Limited Term New York Municipal Fund. Class A shares of Rochester Fund Municipals or Limited Term New York Municipal Fund acquired on the exchange of Class M shares of Oppenheimer Bond Fund for Growth may be exchanged for Class M shares of that fund. For accounts of Oppenheimer Bond Fund for Growth established after March 8, 1996, Class M shares may be exchanged for Class A shares of other Oppenheimer funds except Rochester Fund Municipals and Limited Term New York Municipals. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.


         The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.


         When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).


         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For Federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


Dividends and Taxes


Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Directors and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of the Fund as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.


Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above under "The Oppenheimer Funds," at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and must either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.


Additional Information About the Fund

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the Manager's banking relationships with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

Independent Auditors' Report

================================================================================
The Board of Directors and Shareholders of Oppenheimer Money Market Fund, Inc.:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Money Market Fund, Inc. as of July 31, 1996, and the statements of operations for the seven month period then ended and the year ended December 31, 1995, the statements of changes in net assets for the seven month period ended July 31, 1996 and the years ended December 31, 1995 and 1994, and the financial highlights for the seven month period ended July 31, 1996 and each of the years in the five year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 1996, the results of its operations for the seven month period then ended and the year ended December 31, 1995, the changes in its net assets for the seven month period ended July 31, 1996 and the years ended December 31, 1995 and 1994, and the financial highlights for the seven month period ended July 31, 1996 and each of the years in the five year period ended December 31, 1995, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP

Denver, Colorado
August 21, 1996

                       Statement of Investments   July 31, 1996


                                                                                          Face                           Value
                                                                                          Amount                         See Note 1
====================================================================================================================================
Certificates of Deposit--1.8%
------------------------------------------------------------------------------------------------------------------------------------
                       FCC National Bank, 5.47%, 10/7/96                                 $ 5,000,000                     $ 5,000,000
                       -------------------------------------------------------------------------------------------------------------
                       First National Bank of Boston:
                       5.38%, 8/1/96                                                       5,000,000                       5,000,000
                       5.708%, 10/30/96(1)                                                 5,000,000                       5,000,000
                       -------------------------------------------------------------------------------------------------------------
                       Huntington National Bank, 5.09%, 8/21/96                            5,000,000                       5,000,000
                                                                                                                         -----------
                       Total Certificates of Deposit (Cost $20,000,000)
                                                                                                                          20,000,000

====================================================================================================================================
Direct Bank Obligations--4.6%
------------------------------------------------------------------------------------------------------------------------------------
                       ABN Amro Bank North America Finance, Inc., 4.93%, 8/5/96            5,000,000                       4,997,261
                       -------------------------------------------------------------------------------------------------------------
                       Dresdner U.S. Finance, Inc., 4.97%, 8/26/96                        10,000,000                       9,965,521
                       -------------------------------------------------------------------------------------------------------------
                       FCC National Bank, 5.36%, 12/27/96(1)                               5,000,000                       4,998,893
                       -------------------------------------------------------------------------------------------------------------
                       National Westminster Bank of Canada:
                       4.94%, 8/15/96                                                      7,000,000                       6,986,566
                       5.48%, 10/15/96                                                     4,000,000                       3,954,333
                       -------------------------------------------------------------------------------------------------------------
                       Societe Generale North America, Inc.:
                       4.89%, 8/8/96                                                      10,000,000                       9,990,492
                       4.95%, 8/22/96                                                     10,000,000                       9,971,154
                                                                                                                          ----------
                       Total Direct Bank Obligations (Cost $50,864,220)                                                   50,864,220

====================================================================================================================================
Letters of Credit--3.6%
------------------------------------------------------------------------------------------------------------------------------------
                       Barclays Bank PLC, guaranteeing commercial paper of:
                       Banco Bradesco S.A.-Grand Cayman Branch, 5.45%, 10/15/96            5,000,000                       4,943,229
                       Petroleo Brasileiro, S.A.-Petrobras, 5.32%, 8/19/96                 4,700,000                       4,687,498
                       -------------------------------------------------------------------------------------------------------------
                       Credit Suisse, guaranteeing commercial paper of:
                       Daewoo International Corp., 5.05%, 8/29/96                          5,000,000                       4,980,361
                       Cemex, S.A. de C.V.-Series A, 5.35%, 8/20/96                       15,000,000                      14,957,646
                       -------------------------------------------------------------------------------------------------------------
                       Societe  Generale,   guaranteeing   commercial  paper  of
                       Nacionale Financiera, SNC:
                       Series A, 5.30%, 8/28/96                                            5,000,000                       4,980,125
                       Series B, 5.44%, 9/3/96                                             5,000,000                       4,975,067
                                                                                                                         -----------
                       Total Letters of Credit (Cost $39,523,926)                                                         39,523,926

====================================================================================================================================
Short-Term Notes--88.6%
------------------------------------------------------------------------------------------------------------------------------------
Banks--1.3%            Chemical Banking Corp., 4.93%, 8/15/96                             10,000,000                       9,980,828
                       -------------------------------------------------------------------------------------------------------------
                       CoreStates Capital Corp., 5.44%, 10/25/96(1)                        5,000,000                       5,000,000
                                                                                                                         -----------
                                                                                                                          14,980,828

------------------------------------------------------------------------------------------------------------------------------------
Beverages--3.6%        Coca-Cola Enterprises, Inc.:
                       5.34%, 8/8/96(2)                                                   15,000,000                      14,984,425
                       5.45%, 9/4/96(2)                                                    5,000,000                       4,974,264
                       5.43%, 8/26/96(2)                                                   5,250,000                       5,230,203
                       5.43%, 9/9/96(2)                                                   10,000,000                       9,941,175
                       5.49%, 10/9/96(2)                                                   5,000,000                       4,947,387
                                                                                                                         -----------
                                                                                                                          40,077,454

------------------------------------------------------------------------------------------------------------------------------------
Broker/Dealers--7.3%   Dean Witter, Discover & Co.:
                       5.70%, 11/15/96(1)                                                 10,000,000                      10,005,043
                       5.77%, 1/15/97(1)                                                   8,000,000                       8,008,623


                       5 Oppenheimer Money Market Fund, Inc.



                       Statement of Investments   (Continued)

                                                                                          Face                           Value
                                                                                          Amount                         See Note 1
------------------------------------------------------------------------------------------------------------------------------------





Broker/Dealers         Merrill Lynch & Co., Inc.:
(continued)            4.95%, 8/28/96                                                     $ 5,000,000                    $ 4,981,437
                       5.45%, 9/19/96(1)                                                    5,000,000                      5,000,000
                       5.45%, 9/9/96                                                        5,000,000                      4,970,479
                       5.48%, 10/10/96                                                      5,000,000                      4,946,722
                       -------------------------------------------------------------------------------------------------------------
                       Morgan Stanley Group, Inc.:
                       5.27%, 9/30/96(1)                                                   35,000,000                     35,000,000
                       5.71%, 9/16/96(1)                                                    7,000,000                      7,000,000
                                                                                                                         -----------
                                                                                                                          79,912,304

------------------------------------------------------------------------------------------------------------------------------------
Building Materials--0.5%
                       Compagnie de Saint Gobain, 4.98%, 8/29/96                            5,000,000                      4,980,653
------------------------------------------------------------------------------------------------------------------------------------
Commercial Finance--14.6%
                       CIT Group Holdings, Inc.:
                       5.30%, 11/18/96(1)                                                   5,000,000                      4,998,519
                       5.32%, 8/2/96                                                       10,000,000                      9,998,522
                       5.35%, 5/1/97(1)                                                     5,000,000                      4,995,727
                       5.619%, 8/14/96(1)                                                  10,000,000                     10,000,000
                       -------------------------------------------------------------------------------------------------------------
                       Countrywide Home Loan:
                       5.32%, 8/12/96                                                       5,000,000                      4,991,872
                       5.38%, 9/6/96                                                       19,200,000                     19,096,704
                       5.45%, 8/5/96                                                       10,000,000                      9,993,944
                       5.41%, 9/18/96                                                      10,000,000                      9,927,867
                       -------------------------------------------------------------------------------------------------------------
                       FINOVA Capital Corp.:
                       5.43%, 8/23/96                                                       5,000,000                      4,983,408
                       5.45%, 9/19/96                                                      10,000,000                      9,925,819
                       5.50%, 8/1/96                                                        5,000,000                      5,000,000
                       5.50%, 9/16/96                                                       4,000,000                      3,971,889
                       5.50%, 9/9/96                                                        5,000,000                      4,970,208
                       5.53%, 10/4/96                                                       5,000,000                      4,950,844
                       5.49%, 9/18/96                                                       8,000,000                      7,941,440
                       -------------------------------------------------------------------------------------------------------------
                       Heller Financial, Inc.:
                       5.46%, 9/9/96                                                        5,000,000                      4,970,425
                       5.48%, 8/15/96                                                       5,000,000                      4,989,344
                       5.49%, 10/2/96                                                       5,000,000                      4,952,725
                       5.50%, 10/7/96(1)                                                    5,000,000                      5,000,000
                       5.51%, 8/28/96(1)                                                   10,000,000                     10,000,000
                       5.53%, 10/4/96(1)                                                    5,000,000                      4,999,486
                       5.55%, 6/2/97(1)                                                     5,000,000                      4,998,699
                       5.66%, 1/15/97(1)                                                    5,000,000                      5,003,092
                                                                                                                         -----------
                                                                                                                         160,660,534

------------------------------------------------------------------------------------------------------------------------------------
Computer Software--2.3% First Data Corp.:
                       5.38%, 9/3/96                                                        5,000,000                      4,975,342
                       5.45%, 9/10/96                                                       7,000,000                      6,957,611
                       5.47%, 9/20/96                                                      14,000,000                     13,893,639
                                                                                                                         -----------
                                                                                                                          25,826,592

------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance--1.8%
                       American Express Credit Corp., 4.92%, 8/23/96                       10,000,000                      9,969,933
                       -------------------------------------------------------------------------------------------------------------
                       Sears Roebuck Acceptance Corp., 5.40%, 9/17/96                      10,000,000                      9,929,500
                                                                                                                         -----------
                                                                                                                          19,899,433


                       6 Oppenheimer Money Market Fund, Inc.


                                                                                          Face                           Value
                                                                                          Amount                         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--8.6%
                       Associates Corp. of North America, 5.70%, 8/1/96                   $ 36,360,000                  $ 36,360,000
                       -------------------------------------------------------------------------------------------------------------
                       Ford Motor Credit Co., 5.35%, 10/3/96                                 5,000,000                     4,953,187
                       -------------------------------------------------------------------------------------------------------------
                       General Electric Capital Corp.:
                       4.94%, 8/19/96                                                        5,000,000                     4,987,650
                       4.94%, 8/21/96                                                       10,000,000                     9,972,556
                       5.36%, 10/4/96                                                        5,000,000                     4,952,356
                       -------------------------------------------------------------------------------------------------------------
                       General Motors Acceptance Corp.:
                       5.39%, 10/2/96                                                        5,000,000                     4,953,586
                       5.42%, 11/8/96                                                        6,500,000                     6,403,118
                       5.76%, 8/19/96(1)                                                     5,000,000                     4,999,986
                       -------------------------------------------------------------------------------------------------------------
                       Household Finance Corp.:
                       5.28%, 8/19/96                                                        5,000,000                     4,986,800
                       5.39%, 8/7/96                                                         7,500,000                     7,500,000
                       5.39%, 9/27/96(1)                                                     5,000,000                     4,999,908
                                                                                                                         -----------
                                                                                                                          95,069,147

------------------------------------------------------------------------------------------------------------------------------------
Drug Wholesalers--0.7%
                       Sandoz Corp., 5.38%, 9/17/96(2)                                       8,000,000                     7,943,809
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.5%
                       Vattenfall Treasury, Inc., 5.35%, 10/16/96                            5,000,000                     4,943,528
------------------------------------------------------------------------------------------------------------------------------------
Electronics--2.7%      ITT Industries, Inc.:
                       5.42%, 8/14/96(2)                                                     5,000,000                     4,990,214
                       5.45%, 9/20/96(2)                                                     5,000,000                     4,962,153
                       5.47%, 8/19/96(2)                                                     9,300,000                     9,274,565
                       -------------------------------------------------------------------------------------------------------------
                       Mitsubishi Electric Finance America, Inc., 5.30%, 8/21/96(2)         10,000,000                     9,970,556
                                                                                                                         -----------
                                                                                                                          29,197,488

------------------------------------------------------------------------------------------------------------------------------------
Energy Services &      Union Pacific Resources Group Inc., 5.45%, 9/19/96(2)                15,000,000                    14,888,729
Producers--1.4%
------------------------------------------------------------------------------------------------------------------------------------
Entertainment/Film--0.5%
                       Walt Disney Co., 5.26%, 10/23/96                                      5,000,000                     4,939,364
------------------------------------------------------------------------------------------------------------------------------------
Environmental--1.7% WMX Technologies, Inc.:
                       4.91%, 11/8/96(2)                                                     5,600,000                     5,524,386
                       5.10%, 8/16/96(2)                                                     5,000,000                     4,989,375
                       5.32%, 9/10/96(2)                                                     8,000,000                     7,952,711
                                                                                                                         -----------
                                                                                                                          18,466,472

------------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies &  Sherwood Medical Co., guaranteed by
Services--0.5%         American Home Products, 5.41%, 8/21/96(2)                             6,000,000                     5,981,967
------------------------------------------------------------------------------------------------------------------------------------
Insurance--6.1%        General American Life, 5.66%, 8/8/96(1)(2)                           20,000,000                    20,000,000
                       -------------------------------------------------------------------------------------------------------------
                       Jackson National Life Insurance Co.:
                       5.49%, 8/1/96(1)(2)                                                   5,000,000                     5,000,000
                       5.52%, 8/1/96(1)(2)                                                  30,000,000                    30,000,000
                       -------------------------------------------------------------------------------------------------------------
                       TransAmerica Life Insurance & Annuity Co.:
                       5.38%, 9/16/96                                                        5,000,000                     4,965,628
                       5.606%, 8/1/96(1)(2)                                                  7,000,000                     7,000,000

------------------------------------------------------------------------------------------------------------------------------------
Leasing                & Factoring--4.0% CSW Credit, Inc.:
                       5.37%, 9/16/96                                                       16,200,000                    16,088,841
                       5.42%, 8/28/96                                                        4,800,000                     4,780,488
                       5.42%, 8/7/96                                                        12,800,000                    12,788,437
                       -------------------------------------------------------------------------------------------------------------
                       Hertz Corp. (The), 5.33%, 8/19/96                                    10,000,000                     9,973,350
                                                                                                                         -----------
                                                                                                                          43,631,116


                       7  Oppenheimer Money Market Fund, Inc.



                       Statement of Investments   (Continued)

                                                                                          Face                           Value
                                                                                          Amount                         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing--2.4%    Rexam PLC:
                       5.35%, 8/21/96(2)                                                  $  5,000,000                  $  4,985,139
                       5.42%, 8/23/96(2)                                                    11,768,000                    11,729,022
                       5.43%, 9/9/96(2)                                                      9,700,000                     9,642,940
                                                                                                                        ------------
                                                                                                                          26,357,101

------------------------------------------------------------------------------------------------------------------------------------
Metals/Mining--1.2%    English China Clays PLC:
                       5.40%, 8/19/96(2)                                                     1,200,000                     1,196,760
                       5.42%, 9/16/96(2)                                                     7,452,000                     7,400,391
                       5.45%, 9/9/96(2)                                                      5,000,000                     4,970,479
                                                                                                                        ------------
                                                                                                                          13,567,630

------------------------------------------------------------------------------------------------------------------------------------
Nondurable             Avon Capital Corp.:
Household Goods--0.8%  5.38%, 8/22/96(2)                                                     4,250,000                     4,236,662
                       5.50%, 9/12/96(2)                                                     5,000,000                     4,967,917
                                                                                                                        ------------
                                                                                                                           9,204,579

------------------------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.4%
                       Great Western Bank FSB, 5.35%, 8/21/96                                5,000,000                     4,985,139
------------------------------------------------------------------------------------------------------------------------------------
Special Purpose Financial--18.0%
                       Asset Securitization Cooperative:
                       5.33%, 8/21/96(2)                                                     5,000,000                     4,985,194
                       5.35%, 8/20/96(2)                                                     2,000,000                     1,994,353
                       5.42%, 9/16/96(2)                                                     5,000,000                     4,965,372
                       5.47%, 10/7/96(2)                                                    10,000,000                     9,898,197
                       -------------------------------------------------------------------------------------------------------------
                       Cooperative Association of Tractor Dealers, Inc.:
                       5.40%, 8/20/96                                                       12,200,000                    12,165,230
                       5.40%, 9/20/96                                                        7,600,000                     7,543,000
                       5.70%, 8/1/96                                                        30,000,000                    30,000,000
                       -------------------------------------------------------------------------------------------------------------
                       CXC, Inc.:
                       5.32%, 8/7/96(2)                                                      5,000,000                     4,995,567
                       5.32%, 9/13/96(2)                                                    10,000,000                     9,936,456
                       5.35%, 9/11/96(2)                                                    10,000,000                     9,939,069
                       5.42%, 8/27/96(2)                                                    10,000,000                     9,960,856
                       5.45%, 10/11/96(2)                                                    5,000,000                     4,946,257
                       -------------------------------------------------------------------------------------------------------------
                       First Deposit Master Trust 1993-3:
                       5.36%, 8/21/96(2)                                                     5,000,000                     4,985,111
                       5.43%, 10/3/96(2)                                                    10,077,000                     9,981,243
                       -------------------------------------------------------------------------------------------------------------
                       Fleet Funding Corp., 5.35%, 8/19/96(2)                               16,892,000                    16,846,814
                       -------------------------------------------------------------------------------------------------------------
                       New Center Asset Trust, 5.37%, 9/12/96                               10,000,000                     9,937,350
                       -------------------------------------------------------------------------------------------------------------
                       Sheffield Receivables Corp., 5.40%, 8/7/96(2)                         8,185,000                     8,177,634
                       -------------------------------------------------------------------------------------------------------------
                       Short-Term Card Account Trust 1995-1, Cl. A1, 5.51%, 1/15/97(1)(3)    5,000,000                     5,000,000
                       -------------------------------------------------------------------------------------------------------------
                       SMM Trust 1995-B, 5.48%, 5/29/97(1)(3)                                5,000,000                     5,000,000
                       -------------------------------------------------------------------------------------------------------------
                       WCP Funding:
                       5.37%, 8/19/96(2)                                                    10,100,000                    10,072,882
                       5.42%, 9/19/96(2)                                                    12,000,000                    11,911,473
                       5.40%, 9/9/96(2)                                                      5,000,000                     4,970,750
                                                                                                                         -----------
                                                                                                                         198,212,808
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retailing--1.6%
                       St. Michael Finance Ltd., guaranteed by Marks & Spencer PLC:
                       5%, 8/29/96                                                          10,000,000                     9,961,111
                       5.29%, 8/13/96                                                        7,707,000                     7,693,423
                                                                                                                         -----------
                                                                                                                          17,654,534


                       8  Oppenheimer Money Market Fund, Inc.


                                                                                          Face                           Value
                                                                                          Amount                         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications-    NYNEX Corp.:
Technology--1.5%       5.40%, 9/23/96                                                     $  7,000,000                 $  6,944,350
                       5.42%, 9/3/96                                                         5,000,000                    4,975,158
                       5.48%, 10/4/96                                                        5,000,000                    4,951,289
                                                                                                                        -----------
                                                                                                                         16,870,797

-----------------------------------------------------------------------------------------------------------------------------------
Telephone              Utilities--4.6% GTE Corp.:
                       5.36%, 8/29/96                                                        9,000,000                    8,962,480
                       5.40%, 8/22/96                                                       10,000,000                    9,968,500
                       5.41%, 9/4/96                                                        10,000,000                    9,948,906
                       5.43%, 8/14/96                                                       12,000,000                   11,976,470
                       5.43%, 8/16/96                                                       10,000,000                    9,977,375
                                                                                                                        -----------
                                                                                                                         50,833,731
                                                                                                                        -----------
                       Total Short-Term Notes (Cost $976,051,365)                                                       976,051,365

===================================================================================================================================
U.S. Government Obligations--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                       Export-Import Bank:
                       6.33%, 8/6/96(1)(3)                                                     419,572                      421,168
                       6.33%, 8/6/96(1)(3)                                                     343,036                      344,340
                                                                                                                        -----------
                       Total U.S. Government Obligations (Cost $765,508)                                                    765,508

===================================================================================================================================
Foreign Government Obligations--1.8%
-----------------------------------------------------------------------------------------------------------------------------------
                       Bayerische Landesbank Girozentrale:
                       5.10%, 8/23/96                                                       10,000,000                   10,000,060
                       5.67%, 7/29/97(1)                                                    10,000,000                   10,000,000
                                                                                                                      -------------
                       Total Foreign Government Obligations (Cost $20,000,060)                                           20,000,060

-----------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value                                                                      100.5%               1,107,205,079
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                             (0.5)                  (5,624,831)
                                                                                           -----------               --------------
Net Assets                                                                                       100.0%              $1,101,580,248
                                                                                           ===========               ==============

                       Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

                       1. Floating or variable rate obligation  maturing in more
                       than  one  year.  The  interest  rate,  which is based on
                       specific,  or an index  of,  market  interest  rates,  is
                       subject to change  periodically and is the effective rate
                       on  July  31,  1996.   Maturity  date  shown   represents
                       effective   maturity  based  on  variable  rate  and,  if
                       applicable, demand feature.

                       2.  Restricted  securities,  including  those  issued  in
                       exempt  transactions   without   registration  under  the
                       Securities  Act of 1933,  amounting to  $356,252,457,  or
                       32.34% of the Fund's net assets,  have been determined to
                       be liquid pursuant to guidelines  adopted by the Board of
                       Directors.

                       3. Restricted  securities which are considered  illiquid,
                       by virtue of the absence of a readily available market or
                       because of legal or contractual  restrictions  on resale,
                       amount to $10,765,508, or 0.98% of the Fund's net assets.
                       The  Fund may not  invest  more  than  10% of its  assets
                       (determined   at  the  time  of   purchase)  in  illiquid
                       securities.

                      See accompanying Notes to Financial Statements.


                       9  Oppenheimer Money Market Fund, Inc.

                       Statement of Assets and Liabilities   July 31, 1996

===================================================================================================================================
Assets                 Investments, at value--see accompanying statement                                             $1,107,205,079
                       ------------------------------------------------------------------------------------------------------------
                       Cash                                                                                               1,279,499
                       ------------------------------------------------------------------------------------------------------------
                       Receivables:
                       Shares of capital stock sold                                                                       6,009,451
                       Interest                                                                                           1,852,801
                       ------------------------------------------------------------------------------------------------------------
                       Other                                                                                                105,790
                                                                                                                     --------------
                       Total assets                                                                                   1,116,452,620

===================================================================================================================================
Liabilities            Payables and other liabilities:
                       Shares of capital stock redeemed                                                                  13,106,880
                       Dividends                                                                                          1,412,661
                       Directors' fees                                                                                      237,498
                       Shareholder reports                                                                                   92,725
                       Other                                                                                                 22,608
                                                                                                                     --------------
                       Total liabilities                                                                                 14,872,372

===================================================================================================================================
Net Assets                                                                                                           $1,101,580,248
                                                                                                                     ==============

===================================================================================================================================
Composition of         Par value of shares of capital stock                                                          $  110,174,648
Net Assets             ------------------------------------------------------------------------------------------------------------
                       Additional paid-in capital                                                                       991,571,827
                       ------------------------------------------------------------------------------------------------------------
                       Accumulated net realized loss on investment transactions                                            (166,227)
                                                                                                                     --------------
                       Net assets--applicable to 1,101,746,475 shares of capital stock outstanding                   $1,101,580,248
                                                                                                                     ==============

===================================================================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share                                                                $1.00


                       See accompanying Notes to Financial Statements.


                       10 Oppenheimer Money Market Fund, Inc.

                       Statements of Operations

                                                                                 Seven Months                     Year Ended
                                                                                 Ended July 31,                   December 31,
                                                                                 1996(1)                          1995
==============================================================================================================================
Investment Income      Interest                                                  $28,887,262                       $52,074,805

==============================================================================================================================
Expenses               Management fees--Note 3                                     2,296,019                         3,759,621
                       -------------------------------------------------------------------------------------------------------
                       Transfer and shareholder servicing agent fees--Note 3       1,441,071                         2,965,169
                       -------------------------------------------------------------------------------------------------------
                       Shareholder reports                                           306,123                           524,397
                       -------------------------------------------------------------------------------------------------------
                       Directors' fees and expenses--Note 1                          118,798                            86,647
                       -------------------------------------------------------------------------------------------------------
                       Registration and filing fees                                   63,646                           124,687
                       -------------------------------------------------------------------------------------------------------
                       Custodian fees and expenses                                    55,124                            66,156
                       -------------------------------------------------------------------------------------------------------
                       Legal and auditing fees                                        22,279                            57,389
                       -------------------------------------------------------------------------------------------------------
                       Insurance expenses                                             27,542                            36,048
                       -------------------------------------------------------------------------------------------------------
                       Other                                                          48,499                            83,910
                                                                                 -----------                       -----------
                       Total expenses                                              4,379,101                         7,704,024

==============================================================================================================================
Net Investment Income                                                             24,508,161                        44,370,781

==============================================================================================================================
Net Realized Gain (Loss) on Investments                                             (156,737)                          639,389

==============================================================================================================================
Net Increase in Net Assets Resulting From Operations                             $24,351,424                       $45,010,170
                                                                                 ===========                       ===========

1. The Fund changed its fiscal year end from December 31 to July 31.

See accompanying Notes to Financial Statements.


11  Oppenheimer Money Market Fund, Inc.

        Statements of Changes in Net Assets


                                                                            Seven Months
                                                                            Ended July 31,        Year Ended December 31,
                                                                            1996(1)               1995                1994
===================================================================================================================================
Operations               Net investment income                              $   24,508,161        $ 44,370,781       $   30,443,600
                         ----------------------------------------------------------------------------------------------------------
                         Net realized gain (loss)                                 (156,737)            639,389              (51,539)
                                                                            --------------        ------------       --------------
                         Net increase in net assets resulting
                         from operations                                        24,351,424          45,010,170            30,392,061

===================================================================================================================================
Dividends and Distributions to Shareholders                                    (24,508,161)        (44,968,631)         (30,443,600)

===================================================================================================================================
Capital Stock            Net increase (decrease) in net assets resulting
Transactions             from capital stock transactions--Note 2               283,809,275        (111,066,422)         317,726,707

===================================================================================================================================
Net Assets               Total increase (decrease)                             283,652,538        (111,024,883)         317,675,168
                         ----------------------------------------------------------------------------------------------------------
                         Beginning of period                                   817,927,710         928,952,593          611,277,425
                                                                            --------------        ------------       --------------
                         End of period                                      $1,101,580,248        $817,927,710       $  928,952,593
                                                                            ==============        ============       ==============

1. The Fund changed its fiscal year end from December 31 to July 31.

See accompanying Notes to Financial Statements.


12  Oppenheimer Money Market Fund, Inc.

                         Financial Highlights

                                                                    Seven Months
                                                                    Ended July 31,   Year Ended December 31,
                                                                    1996(1)          1995     1994     1993     1992     1991
====================================================================================================================================
Per Share Operating Data:
Net asset value, beginning of period                                    $1.00        $1.00    $1.00    $1.00    $1.00     $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income and net
realized gain (loss)                                                      .03          .05      .04      .03      .03       .06
Dividends and distributions
to shareholders                                                          (.03)        (.05)    (.04)    (.03)    (.03)     (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $1.00        $1.00    $1.00    $1.00    $1.00     $1.00
                                                                       ======        =====    =====    =====    =====    ======

====================================================================================================================================
Total Return, at Net Asset Value(2)                                      2.80%        5.40%    3.76%    2.71%    3.47%     5.87%

====================================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in millions)                                $1,102        $ 818    $ 929    $ 611    $ 692    $  899
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                                       $  901        $ 855    $ 804    $ 653    $ 811    $1,003
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                                    4.68%(3)     5.19%    3.79%    2.65%    3.42%     5.66%
Expenses                                                                 0.84%(3)     0.90%    0.82%    0.87%    0.88%     0.77%



1. The Fund changed its fiscal year end from December 31 to July 31

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

3. Annualized.

See accompanying Notes to Financial Statements.


13  Oppenheimer Money Market Fund, Inc.

Notes to Financial Statements

================================================================================
1. Significant
  Accounting Policies

Oppenheimer  Money  Market  Fund,  Inc.  (the  Fund)  is  registered  under  the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. On June 6, 1996, the Board of Directors elected to change the fiscal year end of the Fund from December 31 to July 31. Accordingly, these financial statements include information for the seven month period from January 1, 1996 to July 31, 1996. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal by investing in "money market" securities meeting specific credit quality standards. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required. At July 31, 1996, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $152,000, which expires in 2004.

--------------------------------------------------------------------------------
Directors' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the seven months ended July 31, 1996, a provision of $84,550 was made for the Fund's projected benefit obligations, and payments of $5,460 were made to retired directors, resulting in an accumulated liability of $223,270 at July 31, 1996.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


14  Oppenheimer Money Market Fund, Inc.

================================================================================
2. Capital Stock

The Fund has authorized 5 billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                            Seven Months Ended July 31, 1996(1)  Year Ended December 31, 1995       Year Ended December 31, 1994
                            -----------------------------------  ----------------------------       ----------------------------
                            Shares          Amount               Shares          Amount             Shares          Amount
------------------------------------------------------------------------------------------------------------------------------------
Sold                        1,437,146,578   $ 1,437,146,578      1,772,666,521   $ 1,772,666,521    1,884,595,724   $ 1,884,595,724
Dividends and
distributions reinvested       21,997,805        21,997,805         42,507,860        42,507,860       28,594,376        28,594,376

Issued in connection
with the acquisition of
Connecticut Mutual
Liquid Account--Note 4         73,705,405        73,705,405               --                --               --                --
Redeemed                   (1,249,040,513)   (1,249,040,513)    (1,926,240,803)   (1,926,240,803)  (1,595,463,393)   (1,595,463,393)
                           --------------   ---------------     --------------   ---------------   --------------   ---------------
Net increase (decrease)       283,809,275   $   283,809,275       (111,066,422)  $  (111,066,422)     317,726,707   $   317,726,707
                           ==============   ===============     ==============   ===============   ==============   ===============

1. The Fund changed its fiscal year end from December 31 to July 31.

================================================================================
3. Management Fees
   And Other Transactions
   With Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% on the first $500 million of average annual net assets with a reduction of 0.025% on each $500 million thereafter, to 0.375% on net assets in excess of $1.5 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the lesser of 1% of average annual net assets of the Fund or 25% of the total annual investment income of the Fund.

        OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

================================================================================
4. Acquisition of Connecticut
   Mutual Liquid Account

On April 26, 1996, the Fund acquired all of the net assets of Connecticut Mutual Liquid Account, pursuant to an Agreement and Plan of Reorganization approved by the Connecticut Mutual Liquid Account shareholders on April 24, 1996. The Fund issued 73,705,405 shares in exchange for the net assets valued at $73,705,405 on April 26, 1996. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                  Appendix A Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc. ("Moody's"): The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1:Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-
        established industries; (b) high rates of return on funds employed; (c)
      conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

        MIG1/VMIG1:        Best quality.  There is present strong  protection by
                           established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

        MIG2/VMIG2:        High quality.  Margins of protection are ample
                           although not so large as in the preceding group.

Standard & Poor's Corporation ("S&P"): The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

         A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

         SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2:             Satisfactory capacity to pay principal and interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch Investors Service, Inc. ("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

         F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

         F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

         F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F- 1" ratings.

Duff & Phelps, Inc. ("Duff & Phelps"): The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset- backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):

         Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.


         Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

IBCA Limited or its affiliate IBCA Inc. ("IBCA"): Short-term ratings, including commercial paper (with maturities up to 12 months), are as follows:

         A1+: Obligations supported by the highest capacity for timely repayment.

         A1: Obligations supported by a very strong capacity for timely repayment.

         A2: Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

Thomson BankWatch, Inc. ("TBW"): The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

         TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

         TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's:  Bonds (including municipal bonds) are rated as follows:

         Aaa:              Judged to be the best quality.  They carry the
                           smallest degree of
                           investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.


         Aa:               Judged  to be  of  high  quality  by  all  standards.
                           Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.


Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's:  Bonds (including municipal bonds) are rated as follows:

         AAA: The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: A strong capacity to pay interest and repay principal and differ from
                           "AAA" rated issues only in small degree.

Fitch:

         AAA: Considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA: Considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

Duff & Phelps:

         AAA: The highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA:               High credit quality.  Protection factors are strong.
                           Risk is modest but may
                           vary slightly from time to time because of economic conditions. Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

IBCA: Long-term obligations (with maturities of more than 12 months) are rated as follows:

         AAA: The lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk significantly.



         AA:               A very low expectation for investment risk.
                           Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

                           A plus (+) or minus (-) sign may be appended to a long term rating to denote relative status within a rating category.

TBW: TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

         A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

         A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                                   Appendix B


                       Corporate Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts  Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified  Financial
Diversified  Media
Drug Stores
Drug  Wholesalers
Durable  Household  Goods
Education
Electric Utilities
Electrical  Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food
Gas Utilities
Gold
Health  Care/Drugs
Health  Care/Supplies & Services
Homebuilders/Real  Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications  - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado  80202

Legal Counsel
Gordon Altman Butowsky Weitzen
  Shalov & Wein
114 West 47th Street
New York, New York 10036

                       OPPENHEIMER MONEY MARKET FUND, INC.

                                    FORM N-IA

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          ---------------------------------
     (a)  Financial Statements

          1.  Financial Highlights - (See Part A) - Filed herewith.

          2. Independent Auditors' Report - (See Part B) - Filed herewith.

          3.  Statement of Investments - (See Part B) - Filed herewith.

          4. Statement of Assets and Liabilities - (See Part B) - Filed herewith.

          5.  Statement of Operations - (See Part B) - Filed herewith.

          6. Statements of Changes in Net Assets - (See Part B) - Filed herewith.

          7. Notes to Financial Statements - (See Part B) - Filed herewith.

(b)   Exhibits
      --------
      1. (i) Articles of Incorporation of Registrant dated December 13, 1973: Previously, filed with the Registration Statement of the Registrant on Form S-5, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (ii) Articles of Amendment of Articles of Incorporation dated April 10, 1974: Previously filed with Post-Effective Amendment No. 3 to the Registration Statement of the

               Registrant, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of
               Regulation S-T, and incorporated herein by reference.

        (iii) Articles of Amendment of Articles of Incorporation dated July 9, 1975. Previously filed with Post-Effective Amendment No. 9 to the Registration Statement of the Registrant, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

        (iv) Articles of Amendment of Articles of Incorporation dated December 13, 1979: Previously filed with Post-Effective Amendment No. 42 of the Registrant's Registration Statement, 4/28/88, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (v) Articles of Amendment of Articles of Incorporation dated May 22, 1980: Previously filed with Post-Effective Amendment No. 42 of the Registrant's Registration Statement, 4/28/88, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

        (vi) Articles of Amendment of Articles of Incorporation dated June 16, 1980: Previously filed with Post-Effective Amendment No. 42 of the Registrant's Registration Statement, 4/28/88, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

       (vii) Articles of Amendment of Articles of Incorporation dated July 2, 1981: Previously filed with Post-Effective Amendment No. 26 to the Registration Statement of the Registrant, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

       (viii) Articles of Amendment of Articles of Incorporation dated February 23, 1982: Previously filed with Post-Effective Amendment No. 27 to the Registration Statement of the Registrant, refiled with Registrant's Post-Effective

               Amendment No. 55, 4/27/95, pursuant to Item 102 of
               Regulation S-T, and incorporated herein by reference.

         (ix) Articles of Amendment of Articles of Incorporation dated August 30, 1982: Previously filed with Post-Effective Amendment No. 42 to the Registrant's Registration Statement, 4/28/88, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      2.  Re-stated By-Laws of Registrant dated August 6, 1987:
          Previously filed with Post-Effective Amendment No. 42 to the Registrant's Registration Statement, 4/28/88, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      3.  Not applicable.


      4.  Specimen Stock Certificate:  Filed herewith.


      5.  Investment Advisory Agreement dated October 22, 1990:
          Previously filed with Post-Effective Amendment No. 45 to the Registrant's Registration Statement, 3/1/91, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      6.  (i)  General Distributor's Agreement dated December 10, 1992:
               Previously filed with Post-Effective Amendment No. 50 to Registrant's Registration Statement, 4/22/93, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (ii)  Form of Oppenheimer Funds Distributor, Inc. Dealer
               Agreement: Filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

       (iii)               Form of Oppenheimer Funds Distributor, Inc. Broker
            Agreement: Filed with Post-Effective Amendment No. 14 to
                       the Registration Statement of Oppenheimer Main Street
                   Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

        (iv)   Form of Oppenheimer Funds Distributor, Inc. Agency
            Agreement: Filed with Post-Effective Amendment No. 14 to
                  the Registration Statement of Oppenheimer Main Street
                 Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

         (v) Oppenheimer Funds Distributor, Inc., Broker Agreement with Newbridge Securities dated October 1, 1986: Previously filed with Post-Effective Amendment No.25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      7.  Not applicable.

      8.  (i)    Custodian Agreement dated April 16, 1974:  Previously filed with Post-Effective Amendment No. 42 to the Registrant's
                    Registration Statement, 4/28/88, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item
                        102 of Regulation S-T, and incorporated herein by
               reference.

         (ii) Amendment to Custodian Agreement dated December 15, 1975:
              Previously filed with Post-Effective Amendment No. 42 to the Registrant's Registration Statement, 4/28/88, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated
                  herein by reference.

        (iii) Amendment to Custodian Agreement dated March, 1978:
            Previously filed with Post-Effective Amendment No. 42 to
              the Registrant's Registration Statement, 4/28/88, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated
               herein by reference.

         (iv)       Amendment to Custodian Agreement dated August 13, 1980:

            Previously filed with Post-Effective Amendment No. 42 to the Registrant's Registration Statement, 4/28/88, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated
               herein by reference.

          (v)  Amendment to Custodian Agreement dated September 28, 1984:
            Previously filed with Post-Effective Amendment No. 42 to
                  the Registrant's Registration Statement, 4/28/88, refiled with Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

       9.  Not applicable.

      10. Opinion and Consent of Counsel dated 2/28/74: Previously filed with Registrant's Registration Statement, refiled with
          Registrant's Post-Effective Amendment No. 55, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      11.  Independent Auditors' Consent: Filed herewith.

      12.  Not applicable.

      13.  Not applicable.

      14.  (i)        Form of Individual Retirement Account Trust Agreement:
            Previously filed with Post-Effective Amendment No. 21 to
               the Registration Statement of Oppenheimer U.S. Government
                Trust (File No. 2-76645), 8/25/93, and incorporated herein by reference.

          (ii) Form of Standardized and Non-Standardized Profit Sharing and Money Purchase Pension Plan for self-employed persons and corporations: Previously filed with Post-Effective Amendment No. 3 to the Registration Statement of Oppenheimer Global Growth & Income Fund (File No. 33-33799), 1/31/92 and refiled with Post-Effective Amendment
                No. 7 to the Registration Statement of Oppenheimer Global
               Growth & Income Fund (Reg. No. 33-33799), 12/1/94,
               pursuant to Item 102 of Regulation S-T, and incorporated
                herein by reference.

        (iii)  Form of Tax Sheltered Retirement Plan and Custody
               Agreement for employees of public schools and tax-exempt organizations: Previously filed with Post-Effective Amendment No. 47 to the Registration Statement of
                Oppenheimer Growth Fund (File No. 2-45272), 10/21/94, and
               incorporated herein by reference.

         (iv) Form of Simplified Employee Pension IRA: Previously filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund (Reg. No. 33-6614), 1/19/95, and incorporated herein by reference.

          (v) Form of Prototype 401(k) Plan: Filed with Post-Effective Amendment No. 7 to the Registration Statement of
               Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378), 9/28/95, and incorporated herein by reference.

      15.  Not applicable.

      16.  Performance Data computation schedule:  Filed herewith.

      17.  Financial Data Schedule:  Filed herewith.


      18. Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Filed with Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (Reg. No. 33-23566), 11/1/95, and incorporated herein by reference.



Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------
          None

Item 26.  Number of Holders of Securities
          -------------------------------
                                              Number of Record
                                              Holders as of
          Title of Class                      November 1, 1996
          --------------                      ----------------
          Capital Stock, par value $.10       111,044




Item 27.  Indemnification
          ---------------
         Reference is made to the provisions of Article SEVENTH of Registrant's Articles of Incorporation, previously filed as an exhibit to this Registration Statement, incorporated herein by reference, and to Section 2-418 of the Maryland General Corporation Law.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

         (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.


         (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position                                           Other Business and Connections
with OppenheimerFunds, Inc.                                       During the Past Two Years
---------------------------                                       -------------------------------
Mark J.P. Anson,
Vice President                                                    Vice President of Oppenheimer Real
                                                                  Asset Management, Inc. ("ORAMI");
                                                                  formerly Vice President of Equity
                                                                  Derivatives at Salomon Brothers,
                                                                  Inc.

Peter M. Antos,
Senior Vice President                                             An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; a Chartered Financial
                                                                  Analyst; Senior Vice President of
                                                                  HarbourView; prior to March, 1996
                                                                  he was the senior equity portfolio
                                                                  manager for the Panorama Series
                                                                  Fund, Inc. (the "Company") and
                                                                  other mutual funds and pension
                                                                  funds managed by G.R. Phelps & Co.
                                                                  Inc. ("G.R. Phelps"), the
                                                                  Company's former investment
                                                                  adviser, which was a subsidiary of
                                                                  Connecticut Mutual Life Insurance

                                                             C-8




                                                                  Company;   was
                                                                  also
                                                                  responsible
                                                                  for   managing
                                                                  the     common
                                                                  stock
                                                                  department and
                                                                  common   stock
                                                                  investments of
                                                                  Connecticut
                                                                  Mutual    Life
                                                                  Insurance Co.

Lawrence Apolito,
Vice President                                                    None.

Victor Babin,
Senior Vice President                                             None.

Bruce Bartlett,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;
                                                                  formerly     a
                                                                  Vice President
                                                                  and     Senior
                                                                  Portfolio
                                                                  Manager     at
                                                                  First       of
                                                                  America
                                                                  Investment
                                                                  Corp.

Ellen Batt,
Assistant Vice President                                          None

Kathleen Beichert,
Assistant Vice President                                          Formerly employed by Smith Barney,
                                                                  Inc.

David Bernard,
Vice President                                                    Previously a Regional Sales
                                                                  Director for Retirement Plan
                                                                  Services at Charles Schwab & Co.,
                                                                  Inc.
Robert J. Bishop,
Vice President                                                    Assistant Treasurer of the
                                                                  Oppenheimer Funds (listed below);
                                                                  previously a Fund Controller for
                                                                  OppenheimerFunds, Inc. (the
                                                                  "Manager").


                                                             C-9




George Bowen,
Senior Vice President & Treasurer                                 Treasurer of the New York-based
                                                                  Oppenheimer Funds; Vice President,
                                                                  Assistant Secretary and Treasurer
                                                                  of the Denver-based Oppenheimer
                                                                  Funds. Vice President and
                                                                  Treasurer of OppenheimerFunds
                                                                  Distributor, Inc. (the
                                                                  "Distributor") and HarbourView
                                                                  Asset Management Corporation
                                                                  ("HarbourView"), an investment
                                                                  adviser subsidiary of the Manager;
                                                                  Senior Vice President, Treasurer,
                                                                  Assistant Secretary and a director
                                                                  of Centennial Asset Management
                                                                  Corporation ("Centennial"), an
                                                                  investment adviser subsidiary of
                                                                  the Manager; Vice President,
                                                                  Treasurer and Secretary of
                                                                  Shareholder Services, Inc. ("SSI")
                                                                  and Shareholder Financial
                                                                  Services, Inc. ("SFSI"), transfer
                                                                  agent subsidiaries of the Manager;
                                                                  Director, Treasurer and Chief
                                                                  Executive Officer of MultiSource
                                                                  Services, Inc.; Vice President and
                                                                  Treasurer of Oppenheimer Real
                                                                  Asset Management, Inc.; President,
                                                                  Treasurer and Director of
                                                                  Centennial Capital Corporation;
                                                                  Vice President and Treasurer of
                                                                  Main Street Advisers.

Scott Brooks,
Assistant Vice President                                          None.

Susan Burton,
Assistant Vice President                                          Previously a Director of
                                                                  Educational Services for H.D. Vest
                                                                  Investment Securities, Inc.


                                                             C-10




Michael A. Carbuto,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;    Vice
                                                                  President   of
                                                                  Centennial.

Ruxandra Chivu,
Assistant Vice President                                          None.

O. Leonard Darling,
Executive Vice President                                          Formerly Co-Director of Fixed
                                                                  Income for State Street Research &
                                                                  Management Co.

Robert A. Densen,
Senior Vice President                                             None.

Robert Doll, Jr.,
Executive Vice President and
Director                                                          An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

John Doney,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director                                      Secretary of the New York-based
                                                                  Oppenheimer Funds; Vice President
                                                                  and Secretary of the Denver-based
                                                                  Oppenheimer Funds; Secretary of
                                                                  the Oppenheimer Quest and
                                                                  Oppenheimer Rochester Funds;
                                                                  Executive Vice President, Director
                                                                  and General Counsel of the
                                                                  Distributor; President and a
                                                                  Director of Centennial; Chief
                                                                  Legal Officer and a Director of
                                                                  MultiSource Services, Inc.;
                                                                  President and a Director of

                                                             C-11




                                                                  Oppenheimer
                                                                  Real     Asset
                                                                  Management,
                                                                  Inc.;
                                                                  Executive Vice
                                                                  President,
                                                                  General
                                                                  Counsel    and
                                                                  Director    of
                                                                  SFSI  and SSI;
                                                                  formerly
                                                                  Senior    Vice
                                                                  President  and
                                                                  Associate
                                                                  General
                                                                  Counsel of the
                                                                  Manager    and
                                                                  the
                                                                  Distributor.

George Evans,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Scott Farrar,
Vice President                                                    Assistant Treasurer of the New
                                                                  York-based and Denver-based
                                                                  Oppenheimer funds.

Katherine P. Feld,
Vice President and Secretary                                      Vice President and Secretary of
                                                                  OppenheimerFunds Distributor,
                                                                  Inc.; Secretary of HarbourView
                                                                  Asset Management Corporation,
                                                                  MultiSource Services, Inc. and
                                                                  Centennial Asset Management
                                                                  Corporation; Secretary, Vice
                                                                  President and Director of
                                                                  Centennial Capital Corporation;
                                                                  Vice President and Secretary of
                                                                  ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                                                An officer, Director and/or
                                                                  portfolio manager of certain
                                                                  Oppenheimer funds. Formerly
                                                                  Chairman of the Board and Director
                                                                  of Rochester Fund Distributors,
                                                                  Inc. ("RFD"), President and
                                                                  Director of Fielding Management
                                                                  Company, Inc. ("FMC"), President
                                                                  and Director of Rochester Capital
                                                                  Advisors, Inc. ("RCAI"), Managing

                                                             C-12




                                                                  Partner of Rochester Capital
                                                                  Advisors, L.P., President and
                                                                  Director of Rochester Fund
                                                                  Services, Inc. ("RFS"), President
                                                                  and Director of Rochester Tax
                                                                  Managed Fund, Inc.
John Fortuna,
Vice President                                                    None.

Jon S. Fossel
                                                                  President,
                                                                  Director,
                                                                  Trustee,   and
                                                                  Managing
                                                                  General
                                                                  Partner of the
                                                                  Denver-based
                                                                  Oppenheimer
                                                                  Funds;
                                                                  formerly
                                                                  Director    of
                                                                  OAC,       the
                                                                  Manager's
                                                                  parent holding
                                                                  company;
                                                                  formerly
                                                                  President, CEO
                                                                  and a director
                                                                  of
                                                                  HarbourView;
                                                                  formerly     a
                                                                  director    of
                                                                  SSI and  SFSI;
                                                                  formerly
                                                                  President  and
                                                                  Chairman    of
                                                                  the  Board  of
                                                                  Main    Street
                                                                  Advisers,
                                                                  Inc.; formerly
                                                                  Chariman    of
                                                                  the  Board and
                                                                  Chief
                                                                  Executive
                                                                  Officer of the
                                                                  Manager.


Patricia Foster,
Vice President                                                    An officer of certain Oppenheimer
                                                                  funds; Secretary and General
                                                                  Counsel of Rochester Capital
                                                                  Advisors, L.P. and Secretary of
                                                                  Rochester Tax Managed Fund, Inc.

Robert G. Galli,
Vice Chairman                                                     Trustee of the New York-based
                                                                  Oppenheimer Funds; Vice President
                                                                  and Counsel of OAC; formerly he
                                                                  held the following positions: Vice
                                                                  President and a director of
                                                                  HarbourView and Centennial, a
                                                                  director of SFSI and SSI, an
                                                                  officer of other Oppenheimer
                                                                  Funds.


                                                             C-13




Linda Gardner,
Assistant Vice President                                          None.

Janelle Gellerman,
Assistant Vice President                                          None.

Jill Glazerman,                                                   None.
Assistant Vice President

Ginger Gonzalez,
Vice President, Director of
Marketing                                                         Communications
                                                                  Formerly   1st
                                                                  Vice President
                                                                  / Director  of
                                                                  Graphic    and
                                                                  Print
                                                                  Communications
                                                                  for   Shearson
                                                                  Lehman
                                                                  Brothers.

Mildred Gottlieb,
Assistant Vice President                                          Formerly served as a Strategy
                                                                  Consultant for the Private Client
                                                                  Division of Merrill Lynch.

Caryn Halbrecht,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;
                                                                  formerly  Vice
                                                                  President   of
                                                                  Fixed   Income
                                                                  Portfolio
                                                                  Management  at
                                                                  Bankers Trust.

Barbara Hennigar,
Executive Vice President and
President and Chief Executive
Officer of OppenheimerFunds
Services,                                                         a division  of
                                                                  the    Manager
                                                                  President  and
                                                                  Director    of
                                                                  SFSI;
                                                                  President  and
                                                                  Chief
                                                                  Executive
                                                                  Officer     of
                                                                  SSI.


Dorothy Hirshman,
Assistant Vice President                                          None.

Alan Hoden,
Vice President                                                    None.


                                                             C-14




Merryl Hoffman,
Vice President                                                    None.


Scott T. Huebl,
Assistant Vice President                                          None.

Richard Hymes,
Assistant Vice President                                          None.

Jane Ingalls,
Assistant Vice President                                          Formerly a Senior Associate with
                                                                  Robinson, Lake/Sawyer Miller.
Ronald Jamison,
Vice President                                                    Formerly Vice President and
                                                                  Associate General Counsel at
                                                                  Prudential Securities, Inc.

Frank Jennings,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds.  Formerly a Managing
                                                                  Director of Global Equities at
                                                                  Paine Webber's Mitchell Hutchins
                                                                  division.

Heidi Kagan,
Assistant Vice President                                          None.

Thomas W. Keffer,
Vice President                                                    Formerly Senior Managing Director
                                                                  of Van Eck Global.

Avram Kornberg,
Vice President                                                    Formerly a Vice President with
                                                                  Bankers Trust.

Paul LaRocco,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds. Formerly a Securities
                                                                  Analyst for Columbus Circle
                                                                  Investors.

                                                             C-15




Michael Levine,
Assistant Vice President                                          None.

Stephen F. Libera,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; a Chartered Financial
                                                                  Analyst; a Vice President of
                                                                  HarbourView; prior to March, 1996
                                                                  he was the senior bond portfolio
                                                                  manager for Panorama Series Fund,
                                                                  Inc., other mutual funds and
                                                                  pension accounts managed by G.R.
                                                                  Phelps; was also responsible for
                                                                  managing the public fixed-income
                                                                  securities department at
                                                                  Connecticut Mutual Life Insurance
                                                                  Co.


Mitchell J. Lindauer,
Vice President                                                    None.

Loretta McCarthy,
Executive Vice President                                          None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                                                      President, Director and Trustee of
                                                                  the New York-based and the Denver-
                                                                  based Oppenheimer funds; President
                                                                  and a Director of OAC, HarbourView
                                                                  and Oppenheimer Partnership
                                                                  Holdings, Inc.; Director of ORAMI;
                                                                  Chairman and Director of SSI; a
                                                                  Director of Oppenheimer Real Asset
                                                                  Management, Inc.

Timothy Martin,
Assistant Vice President                                          Formerly Vice President, Mortgage
                                                                  Trading, at S.N. Phelps & Co.,
                                                                  Salomon Brothers, and Kidder
                                                                  Peabody.

                                                             C-16




Sally Marzouk,
Vice President                                                    None.

Lisa Migan,
Assistant Vice President,                                         None.

Robert J. Milnamow,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds. Formerly a Portfolio
                                                                  Manager with Phoenix Securities
                                                                  Group.

Denis R. Molleur,
Vice President                                                    None.

Kenneth Nadler,
Vice President                                                    None.

David Negri,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Barbara Niederbrach,
Assistant Vice President                                          None.

Robert A. Nowaczyk,
Vice President                                                    None.

Robert E. Patterson,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

John Pirie,
Assistant Vice President                                          Formerly a Vice President with
                                                                  Cohane Rafferty Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President                                          Chairman and Director of the
                                                                  Distributor.

                                                             C-17





Jane Putnam,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.
                                                                  Formerly
                                                                  Senior
                                                                  Investment
                                                                  Officer    and
                                                                  Portfolio
                                                                  Manager   with
                                                                  Chemical Bank.

Russell Read,
Vice President                                                    Consultant for Prudential
                                                                  Insurance on behalf of the General
                                                                  Motors Pension Plan.

Thomas Reedy,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds. Formerly a Securities
                                                                  Analyst for the Manager.


                                                             C-18




David Robertson,
Vice President                                                    None.

Adam Rochlin,
Vice President                                                    Formerly a Product Manager for
                                                                  Metropolitan Life Insurance
                                                                  Company.

Michael S. Rosen
Vice President; President:
Rochester Division                                                An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds. Formerly Vice President of
                                                                  RFS, President and Director of
                                                                  RFD, Vice President and Director
                                                                  of FMC, Vice President and
                                                                  director of RCAI, General Partner
                                                                  of RCA, an officer and/or
                                                                  portfolio manager of certain
                                                                  Oppenheimer funds.

David Rosenberg,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.
Richard H. Rubinstein,
Senior Vice President                                             An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; formerly Vice President and
                                                                  Portfolio Manager/Security Analyst
                                                                  for Oppenheimer Capital Corp., an
                                                                  investment adviser.

Lawrence Rudnick,
Assistant Vice President                                          Formerly Vice President of Dollar
                                                                  Dry Dock Bank.

James Ruff,
Executive Vice President                                          None.

Ellen Schoenfeld,
Assistant Vice President                                          None.


                                                             C-19




Stephanie Seminara,
Vice President                                                    Formerly Vice President of
                                                                  Citicorp Investment Services.

Diane Sobin,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;
                                                                  formerly     a
                                                                  Vice President
                                                                  and     Senior
                                                                  Portfolio
                                                                  Manager    for
                                                                  Dean    Witter
                                                                  InterCapital,
                                                                  Inc.

Richard A. Soper,                                                 None.
Assistant Vice President

Nancy Sperte,
Executive Vice President
                                                                  None.

Donald W. Spiro,
Chairman                                                          Emeritus  Vice
                                                                  Chairman   and
                                                                  Trustee of the
                                                                  New York-based
                                                                  Oppenheimer
                                                                  Funds;
                                                                  formerly
                                                                  Chairman    of
                                                                  the    Manager
                                                                  and        the
                                                                  Distributor.

Arthur Steinmetz,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Ralph Stellmacher,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

John Stoma,
Senior Vice President,
Director Retirement Plans                                         Formerly Vice President of U.S.
                                                                  Group Pension Strategy and
                                                                  Marketing for Manulife Financial.


                                                             C-20




Michael C. Strathearn,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; a Chartered Financial
                                                                  Analyst; a Vice President of
                                                                  HarbourView; prior to March, 1996
                                                                  he was an equity portfolio manager
                                                                  for Panorama Series Fund, Inc. and
                                                                  other mutual funds and pension
                                                                  accounts managed by G.R. Phelps.

James C. Swain,
Vice Chairman of the Board                                        Chairman, CEO and Trustee,
                                                                  Director or Managing Partner of
                                                                  the Denver-based Oppenheimer
                                                                  Funds; President and a Director
                                                                  of Centennial; formerly President
                                                                  and Director of OAMC, and Chairman
                                                                  of the Board of SSI.

James Tobin,
Vice President                                                    None.

Jay Tracey,
Vice President                                                    Vice President of the Manager;
                                                                  Vice President and Portfolio
                                                                  Manager of Oppenheimer Discovery
                                                                  Fund, Oppenheimer Global Emerging
                                                                  Growth Fund and Oppenheimer
                                                                  Enterprise Fund.  Formerly
                                                                  Managing Director of Buckingham
                                                                  Capital Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer                                 Assistant Treasurer of the
                                                                  Distributor and SFSI.

Ashwin Vasan,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.


                                                             C-21




Valerie Victorson,
Vice President                                                    None.

Dorothy Warmack,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Jerry A. Webman,
Senior                                                            Vice President
                                                                  Director    of
                                                                  New
                                                                  York-basedtax-
                                                                  exempt   fixed
                                                                  income
                                                                  Oppenheimer
                                                                  Funds;
                                                                  Formerly
                                                                  Managing
                                                                  Director   and
                                                                  Chief    Fixed
                                                                  Income
                                                                  Strategist  at
                                                                  Prudential
                                                                  Mutual Funds.

Christine Wells,
Vice President                                                    None.

Kenneth B. White,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; a Chartered Financial
                                                                  Analyst; Vice President of
                                                                  HarbourView; prior to March, 1996
                                                                  he was an equity portfolio manager
                                                                  for Panorama Series Fund, Inc. and
                                                                  other mutual funds and pension
                                                                  funds managed by G.R. Phelps.

William L. Wilby,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;    Vice
                                                                  President   of
                                                                  HarbourView.

Carol Wolf,
Vice President                                                    An officer and/or portfolio
                                                                  manager of certain Oppenheimer
                                                                  funds; Vice President of
                                                                  Centennial; Vice President,
                                                                  Finance and Accounting and member
                                                                  of the Board of Directors of the
                                                                  Junior League of Denver, Inc.

                                                             C-22




Robert G. Zack,
Senior Vice President and
Assistant                                                         Secretary
                                                                  Associate
                                                                  General
                                                                  Counsel of the
                                                                  Manager;
                                                                  Assistant
                                                                  Secretary   of
                                                                  the
                                                                  Oppenheimer
                                                                  Funds;
                                                                  Assistant
                                                                  Secretary   of
                                                                  SSI,  SFSI; an
                                                                  officer     of
                                                                  other
                                                                  Oppenheimer
                                                                  Funds.

Arthur J. Zimmer,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;    Vice
                                                                  President   of
                                                                  Centennial.



The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds, and the Rochester-based Oppenheimer Funds, set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer Asset Allocation Fund
Oppenheimer California Municipal Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer New York Municipal Fund
Oppenheimer Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Series Fund, Inc.
Oppenheimer Target Fund
Oppenheimer Municipal Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government  Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Municipal Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.



Rochester-based Oppenheimer Funds
---------------------------------

Bond Fund Series - Oppenheimer Bond Fund For
  Growth
Rochester Fund Municipals
Rochester Portfolio Series - Limited Term
  New York Municipal Fund

     The address of OppenheimerFunds, Inc., the New York-based
Oppenheimer Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds

Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer Real Asset Management, Inc., MultiSource Services, Inc. and Oppenheimer Real Asset Management, Inc. is 3410 South Galena Street, Denver, Colorado 80231.


     The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.




Item 29. Principal Underwriter
-------- ---------------------

(a)OppenheimerFunds Distributor, Inc. is the Distributor of
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b)The directors and officers of the Registrant's principal underwriter are:

                                                                                                     Positions and
Name & Principal                              Positions & Offices                                    Offices with
Business Address                              with Underwriter                                       Registrant
----------------                              -------------------                                    -------------
Susan P. Bader ++                             Assistant Vice President                               None


Christopher Blunt                             Vice President                                         None
38954 Plumbrook Drive
Farmington Hills, MI  48331

George Clarence Bowen+                        Vice President & Treasurer                             Vice President
                                                                                                     and Treasurer
                                                                                                     of the NY-
                                                                                                     based
                                                                                                     Oppenheimer
                                                                                                     funds / Vice
                                                                                                     President,
                                                                                                     Secretary and

                                                             C-25




                                                                                                     Treasurer of
                                                                                                     the Denver-
                                                                                                     based Oppen-
                                                                                                     heimer funds


Julie Bowers                                  Vice President                                         None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                              Vice President                                         None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce*                                Senior Vice President -                                None
                                              Director - Financial
                                              Institution Div.

Robert Coli                                   Vice President                                         None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins                             Vice President                                         None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Bill Coughlin                                 Vice President                                         None
3425 1/2 Irving Avenue So.
Minneapolis, MN  55408

Mary Crooks+                                  Senior Vice President                                  None


Paul Delli-Bovi                               Vice President                                         None
750 W. Broadway
Apt. 5M
Long Beach, NY  11561

E. Drew Devereaux ++                          Assistant Vice President                               None


                                                             C-26




Andrew John Donohue*                          Executive Vice                                         Secretary of
                                              President, General                                     the New York-
                                              Counsel and Director                                   based Oppen-
                                                                                                     heimer funds /
                                                                                                     Vice President
                                                                                                     of the Denver-
                                                                                                     based Oppen-
                                                                                                     heimer funds

Wendy H. Ehrlich                              Vice President                                         None
4 Craig Street
Jericho, NY 11753

Kent Elwell                                   Vice President                                         None
41 Craig Place
Cranford, NJ  07016

John Ewalt                                    Vice President                                         None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*                            Vice President & Secretary                             None

Mark Ferro                                    Vice President                                         None
43 Market Street
Breezy Point, NY 11697


                                                             C-27





Ronald H. Fielding++                          Vice President; Chairman:
                                              Rochester Division                                     None

Reed F. Finley                                Vice President -                                       None
320 E. Maple, Ste. 254                        Financial Institution Div.
Birmingham, MI  48009

Wendy Fishler*                                Vice President -                                       None
                                              Financial Institution Div.

Ronald R. Foster                              Senior Vice President                                  None
139 Avant Lane
Cincinatti, OH  45249

Patricia Gadecki                              Vice President                                         None
3906 Americana Drive
Tampa, FL  3334

Luiggino Galleto                              Vice President                                         None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                                    Vice President -                                       None
5506 Bryn Mawr                                Financial Institution Div.
Dallas, TX 75209

Ralph Grant*                                  Vice President/National                                None
                                              Sales Manager - Financial
                                              Institution Div.

Sharon Hamilton                               Vice President                                         None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Carla Jiminez                                 Vice President                                         None
111 Rexford Court
Summerville, SC  29485


                                                             C-28




Mark D. Johnson                               Vice President                                         None
7512 Cromwell Dr. Apt 1
Clayton, MO  63105

Michael Keogh*                                Vice President                                         None

Richard Klein                                 Vice President                                         None
4011 Queen Avenue South
Minneapolis, MN 55410

Ilene Kutno*                                  Vice President -                                       None
                                             Director - Regional Sales

Wayne A. LeBlang                              Senior Vice President -                                None
23 Fox Trail                                  Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind                                     Vice President -                                       None
7 Maize Court                                 Financial Institution Div.
Melville, NY 11747

James Loehle                                  Vice President                                         None
30 John Street
Cranford, NJ  07016

John McDonough                                Vice President                                         None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Laura Mulhall*                                Senior Vice President -                                None
                                              Director of Key Accounts

Timothy G. Mulligan ++                        Vice President                                         None

Charles Murray                                Vice President                                         None
50 Deerwood Drive
Littleton, CO 80127


                                                             C-29




Wendy Murray                                  Vice President                                         None
114-B Larchmont Acres West
Larchmont, NY  10538

Joseph Norton                                 Vice President                                         None
2518 Fillmore Street
Apt. 1
San Francisco, CA  94115

Patrick Palmer                                Vice President                                         None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Randall Payne                                 Vice President -                                       None
1307 Wandering Way Dr.                        Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira                                 Vice President                                         None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit                             Vice President                                         None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                                 Vice President                                         None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III*                       Chairman & Director                                    None

Elaine Puleo*                                 Vice President -                                       None
                                             Financial Institution Div.,
                                             Director -
                                             Key Accounts

Minnie Ra                                     Vice President -                                       None
0895 Thirty-First Ave.                        Financial Institution Div.
Apt. 4
San Francisco, CA 94121


                                                             C-30




Michael Raso                                  Vice President                                         None
30 Hommocks Road
Apt. 30
Larchmont, NY  10538

John C. Reinhardt ++                          Vice President                                         None

Ian Robertson                                 Vice President                                         None
4204 Summit Way
Marietta, GA 30066

Michael S. Rosen++                            Vice President, President:
                                              Rochester Division                                     None

Kenneth Rosenson                              Vice President                                         None
3802 Knickerbocker Place
Apt. 3D
Indianapolis, IN  46240

James Ruff*                                   President                                              None

Timothy Schoeffler                            Vice President                                         None
1717 Fox Hall Road
Wasington, DC  20007

Mark Schon                                    Vice President                                         None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino                             Vice President                                         None
3114 Hickory Run
Sugarland, TX  77479

Robert Shore                                  Vice President -                                       None
26 Baroness Lane                              Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker ++                              Vice President                                         None

Michael Stenger                               Vice President                                         None
8572 Saint Ives Place
Cincinnati, OH  45255


                                                             C-31




George Sweeney                                Vice President                                         None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum                          Vice President                                         None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas                               Vice President -                                       None
111 South Joliet Circle                       Financial Institution Div.
#304
Aurora, CO  80112

Philip Trimble                                Vice President                                         None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+                                Assistant Treasurer                                    None

Mark Stephen Vandehey+                        Vice President                                         None

Gregory K. Wilson                             Vice President                                         None
2 Side Hill Road
Westport, CT 06880


*  Two World Trade Center, New York, NY 10048-0203
+  3410 South Galena St., Denver, CO 80231
++ 350 Linden Oaks, Rochester, NY  14625-2807 (the "Rochester
   Division")


         (c)      Not applicable.







Item 30.  Location of Accounts and Records
          --------------------------------
         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are in possession of

         OppenheimerFunds, Inc. at its offices at 3410 South Galena Street, Denver, Colorado 80231.



Item 31.  Management Services
          -------------------
          Not applicable.

Item 32.  Undertakings
          ------------
          (a)              Not applicable.

          (b)              Not applicable.

          (c)              Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of November, 1996.


                             OPPENHEIMER MONEY MARKET FUND, INC.

                             By: /s /Donald W.Spiro*
                                ----------------------------------------
                                Donald W.Spiro, Vice Chairman


Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  has been signed below by the following  persons in the  capacities on the dates indicated:
Signatures                                             Title                              Date
----------                                             -----                              ----
/s/Leon Levy*                                          Chairman of the
--------------                                         Board of Directors                 November 20, 1996
Leon Levy

/s/George Bowen*                                       Chief Financial
-----------------                                      and Accounting
George Bowen                                           Officer                            November 20, 1996

/s/Robert G. Galli*                                    Director                           November 20, 1996
-------------------
Robert G. Galli

/s/Benjamin Lipstein*
----------------------                                 Director                           November 20, 1996
Benjamin Lipstein

/s/Bridget A. Macaskill*                               President and                      November 20, 1996
------------------------                               Chief Executive
Bridget A. Macaskill                                   Officer

                                                             C-34





/s/Elizabeth B. Moynihan*                              Director                           November 20, 1996
--------------------------
Elizabeth B. Moynihan

/s/Kenneth A. Randall*                                 Director                           November 20, 1996
-----------------------
Kenneth A. Randall

/s/Edward V. Regan*                                    Director                           November 20, 1996
--------------------
Edward V. Regan

/s/Russell S. Reynolds, Jr.*                           Director                           November 20, 1996
-----------------------------
Russell S. Reynolds, Jr.

/s/Sidney M. Robbins*                                  Director                           November 20, 1996
----------------------
Sidney M. Robbins

/s/Donald W. Spiro*                                    Vice                               November 20, 1996
--------------------                                   Chariman,
Donald W. Spiro                                        Director


/s/Pauline Trigere*                                    Director                           November 20, 1996
--------------------
Pauline Trigere

/s/Clayton K. Yeutter*                                 Director                           November 20, 1996
-----------------------
Clayton K. Yeutter



*By:/s/ Robert G. Zack
    --------------------------------
    Robert G. Zack, Attorney-in-Fact


                       OPPENHEIMER MONEY MARKET FUND, INC.
                            Registration No. 2-49887



                                  EXHIBIT INDEX


Exhibit No.



24(b)(4)          Specimen Share Certificate


24(b)(11)         Independent Auditors' Consent

24(b)(16)         Performance Data Calculation Schedule

24(b)(17)         Financial Data Schedule




                                                             C-36